UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Government Income Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsGovernment Income Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 81.4%					$238,474,125
(Cost $240,128,290)
U.S. Government 38.0%					111,177,918
U.S. Treasury
Bond	2.500		02-15-45	8,849,000	8,030,813
Bond	2.500		02-15-46	5,500,000	4,981,581
Bond (L)	2.875		11-15-46	7,590,000	7,447,984
Note	1.125		06-30-21	3,000,000	2,911,992
Note (L)	1.125		07-31-21	25,400,000	24,620,144
Note (L)	1.250		12-15-18	13,100,000	13,113,310
Note	1.250		10-31-21	4,205,000	4,086,406
Note	1.375		09-30-20	4,000,000	3,958,752
Note	1.375		01-31-21	3,000,000	2,957,577
Note	1.500		05-31-20	5,000,000	4,986,525
Note (L)	2.000		12-31-21	20,200,000	20,291,526
Treasury Inflation Protected Security	0.125		04-15-21	6,111,960	6,194,331
Treasury Inflation Protected Security	0.375		07-15-25	4,581,315	4,620,320
Treasury Inflation Protected Security	0.750		02-15-45	3,075,780	2,976,657
U.S. Government Agency 43.4%					127,296,207
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		04-01-43	1,386,390	1,388,448
30 Yr Pass Thru	3.500		12-01-44	4,577,443	4,728,915
30 Yr Pass Thru	4.000		12-01-40	1,087,025	1,148,952
30 Yr Pass Thru	4.000		01-01-41	1,179,306	1,246,490
30 Yr Pass Thru	4.000		01-01-41	1,389,854	1,469,034
30 Yr Pass Thru	4.000		11-01-43	1,675,921	1,782,920
30 Yr Pass Thru	5.500		04-01-38	773,355	865,725
30 Yr Pass Thru	5.500		12-01-38	724,680	810,783
Note	1.100		09-13-18	3,000,000	2,992,137
Note	1.800		01-27-20	3,500,000	3,497,127
Federal National Mortgage Association
15 Yr Pass Thru	3.000		03-01-28	2,397,069	2,474,244
15 Yr Pass Thru	3.500		03-01-26	2,771,831	2,903,601
15 Yr Pass Thru	3.500		07-01-26	1,503,487	1,574,961
15 Yr Pass Thru	4.000		02-01-26	4,589,754	4,827,241
30 Yr Pass Thru	3.000		12-01-42	5,917,461	5,929,945
30 Yr Pass Thru	3.500		01-01-43	2,745,384	2,841,272
30 Yr Pass Thru	3.500		07-01-43	2,807,080	2,907,755
30 Yr Pass Thru	3.500		03-01-44	1,309,018	1,355,556
30 Yr Pass Thru	3.500		01-01-45	6,271,777	6,478,091
30 Yr Pass Thru	3.500		04-01-45	6,205,320	6,393,934
30 Yr Pass Thru	4.000		09-01-40	3,328,117	3,517,848
30 Yr Pass Thru	4.000		12-01-40	2,216,246	2,342,592
30 Yr Pass Thru	4.000		12-01-40	2,848,492	3,037,140
30 Yr Pass Thru	4.000		09-01-41	2,366,060	2,506,491
30 Yr Pass Thru	4.000		10-01-41	2,302,981	2,447,585
30 Yr Pass Thru	4.000		01-01-42	1,089,403	1,157,807
30 Yr Pass Thru	4.000		07-01-42	2,791,452	2,965,855
30 Yr Pass Thru	4.000		11-01-42	5,531,603	5,843,495
30 Yr Pass Thru	4.000		11-01-43	4,649,769	4,943,907
30 Yr Pass Thru	4.000		12-01-43	2,740,872	2,901,408
30 Yr Pass Thru	4.000		06-01-46	3,484,049	3,663,072

2SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		08-01-40	2,382,191	$2,570,769
30 Yr Pass Thru	4.500		06-01-41	4,085,676	4,414,849
30 Yr Pass Thru	4.500		07-01-41	3,578,024	3,866,297
30 Yr Pass Thru	4.500		11-01-41	769,371	830,035
30 Yr Pass Thru	4.500		02-01-42	3,531,586	3,807,841
30 Yr Pass Thru	5.000		04-01-35	303,648	335,341
30 Yr Pass Thru	5.000		09-01-40	1,269,397	1,397,477
30 Yr Pass Thru	5.000		04-01-41	1,437,461	1,601,814
30 Yr Pass Thru	5.500		09-01-34	960,854	1,074,071
30 Yr Pass Thru	5.500		03-01-36	1,361,264	1,522,535
30 Yr Pass Thru	5.500		04-01-36	882,045	988,809
30 Yr Pass Thru	5.500		08-01-37	1,164,596	1,300,542
30 Yr Pass Thru	5.500		06-01-38	744,907	845,081
30 Yr Pass Thru	6.000		06-01-40	814,487	920,987
30 Yr Pass Thru	6.500		06-01-39	324,926	372,109
Note	1.250		08-23-19	3,000,000	2,980,509
Note	1.500		10-28-20	3,000,000	2,952,714
Note	1.500		07-28-21	2,645,000	2,570,096
Foreign government obligations 1.7%					$4,953,349
(Cost $5,000,000)
Jordan 0.7%					2,038,042
Hashemite Kingdom of Jordan	2.578		06-30-22	2,000,000	2,038,042
Tunisia 1.0%					2,915,307
Republic of Tunisia	1.416		08-05-21	3,000,000	2,915,307
Corporate bonds 0.4%					$1,305,194
(Cost $436,369)
Real estate 0.3%					828,832
Crown Castle Towers LLC (S)	6.113		01-15-40	760,000	828,832
Telecommunication services 0.1%					476,362
SBA Tower Trust (S)	3.598		04-15-43	475,000	476,362
Collateralized mortgage obligations 14.0%					$40,972,570
(Cost $39,713,872)
Commercial and residential 1.8%					5,340,215
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.358		08-25-35	275,964	269,225
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	3.367		09-15-26	380,000	379,649
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	1.338		07-25-35	298,368	284,459
Series 2005-7, Class 11A1 (P)	1.318		08-25-35	534,385	516,252
Commercial Mortgage Trust (Deutsche Bank) Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	595,000	646,220
Commercial Mortgage Trust (Wells Fargo) Series 2012-CR2, Class XA IO	1.725		08-15-45	4,225,603	305,419
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	1.535		05-19-35	8,550,574	463,895
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.969		10-25-36	9,433,468	742,139
Series 2005-AR18, Class 2X IO	1.561		10-25-36	8,687,340	358,561
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	5,077,500	340,011

SEE NOTES TO FUND'S INVESTMENTS3

Government Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,040,000	$1,034,385
U.S. Government Agency 12.2%					35,632,355
Federal Home Loan Mortgage Corp.
Series 4459, Class CA	5.000		12-15-34	472,143	503,098
Series 4482, Class MA	2.000		04-15-31	1,534,349	1,542,897
Series K017, Class X1 IO	1.366		12-25-21	3,553,153	189,565
Series K018, Class X1 IO	1.390		01-25-22	3,672,135	198,836
Series K022, Class X1 IO	1.266		07-25-22	9,524,227	525,924
Series K026, Class X1 IO	1.028		11-25-22	4,517,442	214,222
Series K030, Class X1 IO	0.214		04-25-23	50,569,280	571,549
Series K038, Class X1 IO	1.186		03-25-24	7,184,362	479,904
Series K048, Class X1 IO	0.255		06-25-25	5,206,865	97,200
Series K049, Class A2	3.010		07-25-25	3,000,000	3,046,187
Series K050, Class X1 IO	0.333		08-25-25	73,822,584	1,834,233
Series K053, Class X1 IO	0.893		12-25-25	28,222,649	1,826,530
Series K054, Class X1 IO	1.180		01-25-26	22,012,417	1,836,320
Series K706, Class X1 IO	1.546		10-25-18	9,035,147	190,558
Series K707, Class X1 IO	1.526		12-25-18	3,167,720	70,533
Series K709, Class X1 IO	1.515		03-25-19	4,453,468	114,529
Series K710, Class X1 IO	1.757		05-25-19	3,616,948	111,280
Series K711, Class X1 IO	1.691		07-25-19	10,708,954	336,536
Series K715, Class X1 IO	1.143		01-25-21	38,177,732	1,429,405
Series K718, Class X1 IO	0.647		01-25-22	22,432,743	594,766
Series K720, Class X1 IO	0.543		08-25-22	49,775,676	1,213,168
Series K722, Class X1 IO	1.311		03-25-23	25,697,185	1,667,007
Federal National Mortgage Association
Series 1993-225, Class TK	6.500		12-25-23	472,579	502,633
Series 2011-32, Class CK	3.500		09-25-28	565,544	577,040
Series 2012-120, Class AF (P)	1.028		02-25-32	1,577,183	1,566,296
Series 2013-130, Class AG	4.000		10-25-43	4,882,489	5,135,106
Series 2014-28, Class BD	3.500		08-25-43	3,486,601	3,649,564
Series 2014-44, Class DA	3.000		07-25-36	1,673,877	1,697,449
Series 2015-M13, Class A2 (P)	2.711		06-25-25	1,500,000	1,491,680
Government National Mortgage Association
Series 2012-114, Class IO	0.822		01-16-53	2,146,987	124,195
Series 2015-7, Class IO	0.898		01-16-57	22,537,084	1,476,549
Series 2016-87, Class IO	1.008		08-16-58	2,332,763	180,972
Series 2017-20, Class IO	0.750		12-16-58	4,334,000	310,660
Series 2017-3, Class IO	0.907		09-16-58	4,074,950	325,964
Asset backed securities 1.2%					$3,588,337
(Cost $3,435,146)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	1.248		05-25-35	645,000	623,890
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	1.018		07-25-36	521,115	508,166
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.248		05-25-36	275,559	273,112
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.453		03-25-35	887,000	837,483
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.928		09-25-36	523,928	509,545

4SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date		Par value^	Value
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.280		02-25-35		360,342	$344,376
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39		273,000	268,012
Towd Point Mortgage Trust Series 2017-1, Class A1 (P) (S)	2.750		10-25-56		224,000	223,753
			Yield (%	)	Shares	Value
Securities lending collateral 20.0%						$58,474,475
(Cost $58,473,026)
John Hancock Collateral Trust (W)			0.8372(Y	)	5,843,299	58,474,475
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 0.6%						$1,808,000
(Cost $1,808,000)
U.S. Government Agency 0.6%						1,808,000
Federal Home Loan Bank Discount Note	0.350		03-01-17		1,808,000	1,808,000
Total investments (Cost $348,994,703)† 119.3%						$349,576,050
Other assets and liabilities, net (19.3%)						($56,437,634)
Total net assets 100.0%						$293,138,416

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(L)	A portion of this security is on loan as of 2-28-17. The value of securities on loan amounted to $57,297,422.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $349,801,225. Net unrealized depreciation aggregated to $225,175, of which $3,392,526 related to appreciated investment securities and $3,617,701 related to depreciated investment securities.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	34	Short	Jun 2017	($4,233,194)	($4,235,656)	($2,462)
						($2,462)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2017, the fund used futures contracts to manage duration of the portfolio.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q3	02/17
This report is for the information of the shareholders of John Hancock Government Income Fund.		4/17

John Hancock

High Yield Fund

(Formerly known as Focused High Yield Fund)

Quarterly portfolio holdings 2/28/17

Fund's investmentsHigh Yield Fund (Formerly known as Focused High Yield Fund)

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 86.0%					$900,834,313
(Cost $856,476,051)
Consumer discretionary 17.9%					187,994,030
Auto components 1.7%
Adient Global Holdings, Ltd. (S)	4.875		08-15-26	3,710,000	3,682,175
Lear Corp.	5.250		01-15-25	5,910,000	6,294,150
ZF North America Capital, Inc. (S)	4.750		04-29-25	7,320,000	7,539,600
Hotels, restaurants and leisure 4.2%
Chester Downs & Marina LLC (S)	9.250		02-01-20	5,520,000	5,551,022
Eldorado Resorts, Inc.	7.000		08-01-23	6,330,000	6,725,625
Gateway Casinos & Entertainment, Ltd. (S)	8.250		03-01-24	3,365,000	3,419,681
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	3,380,000	3,565,900
International Game Technology PLC (S)	6.500		02-15-25	8,245,000	9,007,663
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	3,150,000	3,236,625
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	6,435,000	6,596,390
Penn National Gaming, Inc. (S)	5.625		01-15-27	3,080,000	3,099,250
Scientific Games International, Inc. (S)	7.000		01-01-22	2,920,000	3,106,150
Waterford Gaming LLC (H)(S)	8.625		09-15-14	1,649,061	0
Household durables 1.7%
Beazer Homes USA, Inc.	7.500		09-15-21	3,525,000	3,666,000
Beazer Homes USA, Inc. (S)	8.750		03-15-22	3,105,000	3,368,552
Modular Space Corp. (H)(S)	10.250		01-31-19	11,375,000	8,531,250
Tempur Sealy International, Inc.	5.500		06-15-26	2,815,000	2,755,181
Media 8.8%
Altice Financing SA (S)	7.500		05-15-26	7,500,000	8,053,125
AMC Entertainment Holdings, Inc. (S)	5.875		11-15-26	5,460,000	5,584,597
Cablevision Systems Corp.	7.750		04-15-18	1,000,000	1,050,000
Cablevision Systems Corp.	8.000		04-15-20	4,500,000	4,972,500
CCO Holdings LLC	5.125		02-15-23	7,100,000	7,392,875
Cengage Learning, Inc. (S)	9.500		06-15-24	5,530,000	4,977,000
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	4,980,000	5,157,388
DISH DBS Corp.	7.750		07-01-26	2,350,000	2,761,250
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24	2,050,000	2,249,875
iHeartCommunications, Inc.	10.625		03-15-23	1,500,000	1,245,000
Lions Gate Entertainment Corp. (S)	5.875		11-01-24	5,130,000	5,277,488
MDC Partners, Inc. (S)	6.500		05-01-24	8,055,000	7,793,213
MHGE Parent LLC (S)	8.500		08-01-19	4,400,000	4,356,000
Outfront Media Capital LLC	5.875		03-15-25	2,725,000	2,864,656
Sirius XM Radio, Inc. (S)	5.375		04-15-25	5,250,000	5,369,805
Sirius XM Radio, Inc. (S)	5.375		07-15-26	3,385,000	3,452,700
Sirius XM Radio, Inc. (S)	6.000		07-15-24	6,490,000	6,911,850
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250		02-28-57	395,000	395,988
Virgin Media Finance PLC (S)	6.375		04-15-23	4,500,000	4,725,000
WMG Acquisition Corp. (S)	5.000		08-01-23	1,550,000	1,584,875
WMG Acquisition Corp. (S)	6.750		04-15-22	5,350,000	5,631,410
Multiline retail 0.2%
Neiman Marcus Group, Ltd. LLC (S)	8.000		10-15-21	3,360,000	2,108,400
Specialty retail 1.0%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	2,745,000	2,600,888
L Brands, Inc.	6.950		03-01-33	8,288,000	7,946,120
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500		12-15-22	3,345,000	3,386,813

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 3.5%					$37,039,375
Food and staples retailing 0.7%
Simmons Foods, Inc. (S)	7.875		10-01-21	2,500,000	2,631,250
Tops Holding LLC (S)	8.000		06-15-22	5,200,000	4,290,000
Food products 0.9%
FAGE International SA (S)	5.625		08-15-26	1,960,000	2,013,900
Post Holdings, Inc. (S)	5.500		03-01-25	2,655,000	2,708,100
TreeHouse Foods, Inc. (S)	6.000		02-15-24	4,120,000	4,336,300
Household products 0.9%
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	5,820,000	5,943,675
Spectrum Brands, Inc.	6.625		11-15-22	3,500,000	3,701,250
Personal products 0.7%
Revlon Consumer Products Corp.	5.750		02-15-21	7,900,000	7,959,250
Tobacco 0.3%
Vector Group, Ltd. (S)	6.125		02-01-25	3,355,000	3,455,650
Energy 11.8%					123,899,308
Energy equipment and services 1.9%
Antero Midstream Partners LP (S)	5.375		09-15-24	3,945,000	4,004,175
CSI Compressco LP	7.250		08-15-22	6,005,000	5,794,825
Parsley Energy LLC (S)	5.250		08-15-25	3,150,000	3,181,500
Parsley Energy LLC (S)	6.250		06-01-24	1,550,000	1,631,375
Summit Midstream Holdings LLC	5.500		08-15-22	5,000,000	5,062,500
Oil, gas and consumable fuels 9.9%
Antero Resources Corp.	5.125		12-01-22	3,565,000	3,582,825
Callon Petroleum Company (S)	6.125		10-01-24	1,555,000	1,621,088
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	4,460,000	4,727,600
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	3,745,000	4,194,400
Citgo Holding, Inc. (S)	10.750		02-15-20	1,500,000	1,625,625
Denbury Resources, Inc.	4.625		07-15-23	3,625,000	2,827,500
Kinder Morgan, Inc.	5.550		06-01-45	2,000,000	2,108,052
Newfield Exploration Company	5.375		01-01-26	3,050,000	3,179,625
Newfield Exploration Company	5.750		01-30-22	4,660,000	4,974,550
Oasis Petroleum, Inc.	6.875		03-15-22	3,325,000	3,391,500
Parsley Energy LLC (S)	5.375		01-15-25	1,690,000	1,715,350
Permian Resources LLC (S)	7.125		11-01-20	2,240,000	1,881,600
Resolute Energy Corp.	8.500		05-01-20	2,230,000	2,274,600
Rice Energy, Inc.	7.250		05-01-23	1,340,000	1,407,000
Sabine Pass Liquefaction LLC (S)	5.875		06-30-26	2,880,000	3,225,254
Sanchez Energy Corp.	6.125		01-15-23	3,070,000	2,947,200
SM Energy Company	5.625		06-01-25	4,195,000	3,969,519
SM Energy Company	6.750		09-15-26	2,555,000	2,599,713
Tallgrass Energy Partners LP (S)	5.500		09-15-24	4,345,000	4,388,450
Teekay Offshore Partners LP	6.000		07-30-19	5,985,000	5,386,500
Tesoro Corp. (S)	4.750		12-15-23	3,710,000	3,839,850
Tesoro Corp.	5.125		04-01-24	1,655,000	1,729,475
Tesoro Corp. (S)	5.125		12-15-26	3,710,000	3,923,325
Tesoro Logistics LP	5.250		01-15-25	3,885,000	4,093,819
Tesoro Logistics LP	6.250		10-15-22	1,650,000	1,765,500
Tesoro Logistics LP	6.375		05-01-24	4,400,000	4,783,152
Whiting Petroleum Corp.	5.750		03-15-21	3,300,000	3,283,500
Whiting Petroleum Corp.	6.250		04-01-23	2,585,000	2,591,463
Williams Partners LP	4.875		03-15-24	11,165,000	11,530,185

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc.	5.250		09-15-24	4,770,000	$4,656,713
Financials 10.4%					109,014,538
Banks 4.4%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800		11-15-19	5,000,000	5,187,500
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23	975,000	1,025,544
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	3,000,000	3,172,680
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25	3,225,000	3,447,041
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	11,285,000	11,101,619
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	3,000,000	3,105,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	4,295,000	4,558,326
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375		09-13-21	3,715,000	3,761,438
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	10,205,000	11,097,938
Capital markets 1.4%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	11,765,000	12,235,600
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	2,500,000	2,568,750
Consumer finance 0.7%
Credit Acceptance Corp.	6.125		02-15-21	3,271,000	3,311,888
Enova International, Inc.	9.750		06-01-21	3,425,000	3,522,613
Diversified financial services 0.7%
Lincoln Finance, Ltd. (S)	7.375		04-15-21	1,955,000	2,082,075
Nationstar Mortgage LLC	7.875		10-01-20	1,455,000	1,516,838
Radiate Holdco LLC (S)	6.625		02-15-25	3,885,000	3,899,569
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (S)	5.000		12-15-21	4,315,000	4,482,206
Thrifts and mortgage finance 2.8%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	5,860,000	5,889,300
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	4,425,000	4,436,063
MGIC Investment Corp.	5.750		08-15-23	4,940,000	5,261,100
Nationstar Mortgage LLC	6.500		08-01-18	1,385,000	1,405,775
Nationstar Mortgage LLC	6.500		06-01-22	5,100,000	5,138,250
Radian Group, Inc.	7.000		03-15-21	1,540,000	1,717,100
Stearns Holdings LLC (S)	9.375		08-15-20	5,065,000	5,090,325
Health care 8.2%					85,698,675
Health care equipment and supplies 0.4%
Team Health Holdings, Inc. (S)	6.375		02-01-25	3,710,000	3,682,175
Health care providers and services 6.3%
Centene Corp.	6.125		02-15-24	3,190,000	3,461,150
Community Health Systems, Inc.	5.125		08-01-21	3,575,000	3,512,438
Community Health Systems, Inc.	6.875		02-01-22	4,580,000	4,024,675
Community Health Systems, Inc.	8.000		11-15-19	3,745,000	3,660,738
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	3,918,000	3,780,870
DaVita, Inc.	5.000		05-01-25	3,260,000	3,280,179
DaVita, Inc.	5.125		07-15-24	4,575,000	4,669,359
HCA, Inc.	5.250		06-15-26	2,735,000	2,892,263
HCA, Inc.	5.375		02-01-25	10,440,000	10,922,850
HCA, Inc.	7.500		02-15-22	1,100,000	1,269,125

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HealthSouth Corp.	5.750		11-01-24	4,035,000	$4,115,700
LifePoint Health, Inc.	5.875		12-01-23	7,000,000	7,192,500
MEDNAX, Inc. (S)	5.250		12-01-23	4,580,000	4,734,575
Quorum Health Corp. (S)	11.625		04-15-23	3,675,000	3,518,813
Select Medical Corp.	6.375		06-01-21	5,365,000	5,398,531
Pharmaceuticals 1.5%
Mallinckrodt International Finance SA (S)	5.500		04-15-25	3,675,000	3,417,750
Mallinckrodt International Finance SA (S)	5.750		08-01-22	7,075,000	6,933,500
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	1,625,000	1,310,156
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	4,875,000	3,921,328
Industrials 7.4%					77,912,141
Aerospace and defense 1.4%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	3,625,000	3,810,383
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	2,880,000	3,067,200
Textron Financial Corp. (P)(S)	2.774		02-15-67	10,405,000	7,790,744
Air freight and logistics 0.6%
XPO Logistics, Inc. (S)	6.500		06-15-22	5,635,000	5,916,750
Airlines 0.3%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	3,450,000	3,605,250
Building products 0.4%
Builders FirstSource, Inc. (S)	5.625		09-01-24	1,760,000	1,810,600
Builders FirstSource, Inc. (S)	10.750		08-15-23	2,000,000	2,320,000
Commercial services and supplies 0.6%
LSC Communications, Inc. (S)	8.750		10-15-23	3,115,000	3,247,388
Ritchie Bros Auctioneers, Inc. (S)	5.375		01-15-25	1,380,000	1,419,675
Tervita Escrow Corp. (S)	7.625		12-01-21	1,850,000	1,933,250
Construction and engineering 1.1%
AECOM (S)	5.125		03-15-27	6,560,000	6,665,944
AECOM	5.750		10-15-22	5,000,000	5,268,750
Electrical equipment 0.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	2,175,000	2,286,469
Professional services 0.2%
IHS Markit, Ltd. (S)	4.750		02-15-25	2,500,000	2,576,575
Road and rail 0.7%
The Kenan Advantage Group, Inc. (S)	7.875		07-31-23	6,700,000	6,934,500
Trading companies and distributors 1.4%
Ahern Rentals, Inc. (S)	7.375		05-15-23	5,830,000	5,421,900
Aircastle, Ltd.	5.125		03-15-21	2,170,000	2,316,475
United Rentals North America, Inc.	5.500		07-15-25	6,050,000	6,382,750
Transportation infrastructure 0.5%
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22	1,795,000	1,871,288
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24	3,125,000	3,266,250
Information technology 2.7%					27,831,718
Electronic equipment, instruments and components 0.6%
CDW LLC	5.000		09-01-25	1,375,000	1,392,188
Ingram Micro, Inc.	5.450		12-15-24	4,630,000	4,559,781

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services 0.4%
Match Group, Inc.	6.375		06-01-24	3,877,000	$4,187,160
Semiconductors and semiconductor equipment 1.2%
Micron Technology, Inc. (S)	5.250		08-01-23	5,750,000	5,800,313
Micron Technology, Inc. (S)	5.625		01-15-26	6,600,000	6,781,500
Technology hardware, storage and peripherals 0.5%
NCR Corp.	5.875		12-15-21	2,665,000	2,791,588
NCR Corp.	6.375		12-15-23	2,170,000	2,319,188
Materials 9.7%					101,629,628
Building materials 0.2%
Standard Industries, Inc. (S)	6.000		10-15-25	1,960,000	2,082,500
Chemicals 3.1%
Ashland LLC	6.875		05-15-43	5,500,000	5,885,000
Chemtura Corp.	5.750		07-15-21	2,160,000	2,241,000
NOVA Chemicals Corp. (S)	5.250		08-01-23	7,000,000	7,192,500
Platform Specialty Products Corp. (S)	6.500		02-01-22	4,410,000	4,608,450
Platform Specialty Products Corp. (S)	10.375		05-01-21	1,720,000	1,932,850
Rain CII Carbon LLC (S)	8.250		01-15-21	2,470,000	2,537,925
The Chemours Company	6.625		05-15-23	3,157,000	3,366,151
Tronox Finance LLC	6.375		08-15-20	2,175,000	2,213,063
Tronox Finance LLC (S)	7.500		03-15-22	2,265,000	2,366,925
Construction materials 0.6%
Standard Industries, Inc. (S)	5.375		11-15-24	5,765,000	5,925,844
Containers and packaging 1.6%
ARD Finance SA, PIK (S)	7.125		09-15-23	3,725,000	3,887,969
Ardagh Packaging Finance PLC (S)	4.625		05-15-23	1,000,000	1,016,250
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	890,000	970,100
Ball Corp.	5.000		03-15-22	1,115,000	1,180,506
Cascades, Inc. (S)	5.500		07-15-22	3,751,000	3,807,265
Reynolds Group Issuer, Inc.	5.750		10-15-20	3,020,000	3,110,600
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24	3,200,000	3,442,000
Metals and mining 3.6%
ArcelorMittal	7.250		02-25-22	2,170,000	2,468,375
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	5,075,000	5,246,281
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22	1,660,000	1,716,025
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22	1,805,000	2,088,168
Freeport-McMoRan, Inc. (S)	6.875		02-15-23	7,130,000	7,522,150
Lundin Mining Corp. (S)	7.500		11-01-20	3,200,000	3,400,000
Novelis Corp. (S)	5.875		09-30-26	1,935,000	1,990,631
Novelis Corp. (S)	6.250		08-15-24	2,075,000	2,199,500
Signode Industrial Group Lux SA (S)	6.375		05-01-22	4,410,000	4,531,275
Teck Resources, Ltd.	6.250		07-15-41	2,300,000	2,386,250
Teck Resources, Ltd. (S)	8.500		06-01-24	3,300,000	3,852,750
Paper and forest products 0.6%
Norbord, Inc. (S)	6.250		04-15-23	6,110,000	6,461,325
Real estate 1.1%					10,945,346
Equity real estate investment trusts 0.9%
Communications Sales & Leasing, Inc. (S)	7.125		12-15-24	2,040,000	2,101,200
Communications Sales & Leasing, Inc.	8.250		10-15-23	4,710,000	5,104,463
Iron Mountain, Inc.	6.000		08-15-23	1,850,000	1,958,040

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development 0.2%
Rialto Holdings LLC (S)	7.000		12-01-18	1,751,000	$1,781,643
Telecommunication services 9.7%					101,334,398
Diversified telecommunication services 6.1%
CenturyLink, Inc.	7.500		04-01-24	5,430,000	5,837,250
CSC Holdings LLC (S)	5.500		04-15-27	3,030,000	3,117,113
Frontier Communications Corp.	6.250		09-15-21	4,150,000	3,963,250
Frontier Communications Corp.	7.125		01-15-23	4,500,000	4,072,500
Frontier Communications Corp.	11.000		09-15-25	7,960,000	7,999,800
GCI, Inc.	6.875		04-15-25	5,570,000	5,778,875
Intelsat Jackson Holdings SA	7.500		04-01-21	4,000,000	3,660,000
Intelsat Jackson Holdings SA (S)	8.000		02-15-24	2,361,000	2,555,783
SBA Communications Corp.	4.875		07-15-22	7,135,000	7,286,619
SFR Group SA (S)	6.250		05-15-24	3,625,000	3,679,339
SFR Group SA (S)	7.375		05-01-26	4,600,000	4,766,750
Wind Acquisition Finance SA (S)	7.375		04-23-21	7,990,000	8,319,588
Windstream Services LLC	7.500		06-01-22	2,500,000	2,475,000
Wireless telecommunication services 3.6%
Digicel, Ltd. (S)	6.000		04-15-21	2,355,000	2,176,821
Digicel, Ltd. (S)	6.750		03-01-23	3,605,000	3,316,600
Sprint Communications, Inc.	6.000		11-15-22	4,980,000	5,153,752
Sprint Communications, Inc.	7.000		08-15-20	765,000	825,244
Sprint Communications, Inc.	8.375		08-15-17	2,000,000	2,055,000
Sprint Communications, Inc.	11.500		11-15-21	1,600,000	2,014,000
Sprint Corp.	7.125		06-15-24	8,075,000	8,718,497
Sprint Corp.	7.875		09-15-23	4,465,000	4,967,313
T-Mobile USA, Inc.	6.500		01-15-26	4,725,000	5,191,594
T-Mobile USA, Inc.	6.625		04-01-23	3,205,000	3,403,710
Utilities 3.6%					37,535,156
Electric utilities 0.9%
Talen Energy Supply LLC	4.600		12-15-21	3,500,000	2,882,250
Talen Energy Supply LLC (S)	4.625		07-15-19	6,400,000	6,224,000
Gas utilities 0.9%
AmeriGas Partners LP	5.500		05-20-25	2,900,000	2,939,875
AmeriGas Partners LP	5.625		05-20-24	4,150,000	4,295,250
AmeriGas Partners LP	5.750		05-20-27	2,650,000	2,663,250
Independent power and renewable electricity producers 1.8%
NRG Energy, Inc.	6.250		07-15-22	3,020,000	3,069,075
NRG Energy, Inc. (S)	6.625		01-15-27	3,100,000	3,045,750
NRG Energy, Inc.	7.250		05-15-26	2,155,000	2,216,956
NRG Yield Operating LLC	5.375		08-15-24	9,950,000	10,198,750
Convertible bonds 0.2%					$1,560,000
(Cost $1,528,125)
Telecommunication services 0.2%					1,560,000
Clearwire Communications LLC (S)	8.250		12-01-40	1,500,000	1,560,000
Term loans (M) 4.8%					$49,815,834
(Cost $51,310,917)
Consumer discretionary 0.0%					0
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)	0.000		06-06-17	1,618,638	0

SEE NOTES TO FUND'S INVESTMENTS7

High Yield Fund (Formerly known as Focused High Yield Fund)

	Rate (%	)		Maturity date	Par value^	Value
Energy 0.2%						$2,403,141
Oil, gas and consumable fuels 0.2%
Citgo Holding, Inc.	9.500			05-12-18	2,365,646	2,403,141
Health care 0.3%						3,100,135
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (T)			TBD	01-31-25	3,090,000	3,100,135
Industrials 2.5%						25,894,904
Aerospace and defense 0.9%
Jazz Acquisition, Inc.	4.500			06-19-21	1,576,499	1,522,630
WP CPP Holdings LLC	4.539			12-28-19	7,044,884	6,936,252
WP CPP Holdings LLC	8.750			04-30-21	1,400,000	1,330,000
Building products 0.3%
Builders FirstSource, Inc.	4.750			07-31-22	2,661,708	2,660,058
Machinery 0.5%
Gardner Denver, Inc.	4.558			07-30-20	5,041,565	5,028,961
Road and rail 0.1%
Aegis Toxicology Corp.	9.500			08-24-21	1,480,000	1,184,000
Trading companies and distributors 0.7%
Avolon Holdings, Ltd. (T)			TBD	01-13-22	7,110,000	7,233,003
Information technology 0.8%						7,896,721
Communications equipment 0.4%
Avaya, Inc.	4.983			01-24-18	360,517	372,054
Avaya, Inc. (H)	6.250			05-29-20	5,109,085	4,078,327
Internet software and services 0.4%
Ancestry.com Operations, Inc.	4.250			10-19-23	3,408,000	3,446,340
Materials 0.2%						2,272,745
Construction materials 0.2%
Doncasters Group, Ltd.	9.500			10-09-20	2,361,293	2,272,745
Telecommunication services 0.4%						4,316,701
Diversified telecommunication services 0.2%
Windstream Services LLC	4.780			03-29-21	1,999,913	2,013,412
Wireless telecommunication services 0.2%
Sprint Communications, Inc.	3.313			02-02-24	2,300,000	2,303,289
Utilities 0.4%						3,931,487
Electric utilities 0.1%
ExGen Texas Power LLC	5.750			09-16-21	1,969,765	1,396,563
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.250			06-27-23	2,510,000	2,534,924
Capital preferred securities 0.1%						$1,305,500
(Cost $1,330,284)
Financials 0.1%						1,305,500
ILFC E-Capital Trust II (P)(S)	4.920			12-21-65	1,400,000	1,305,500
Collateralized mortgage obligations 0.6%						$6,703,998
(Cost $2,523,763)
Commercial and residential 0.6%						6,703,998
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	4.267			09-15-26	1,000,000	996,792

8SEE NOTES TO FUND'S INVESTMENTS

High Yield Fund (Formerly known as Focused High Yield Fund)

Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786	04-10-28	1,500,000	$1,472,306
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	102,953,468	1,592,607
Series 2007-4, Class ES IO	0.350	07-19-47	108,866,298	1,576,602
Series 2007-6, Class ES IO (S)	0.343	08-19-37	84,641,119	1,065,691
Asset backed securities 0.2%	$2,216,354
(Cost $2,305,813)
DRIVEN BRANDS FUNDING LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	2,305,813	2,216,354
Shares	Value
Common stocks 0.9%	$9,449,626
(Cost $35,137,665)
Consumer discretionary 0.3%	2,728,145
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)(V)	557,205	0
Household durables 0.3%
Modular Space Corp. (I)	555,630	2,728,145
Media 0.0%
Vertis Holdings, Inc. (I)	560,094	0
Energy 0.6%	6,354,868
Energy equipment and services 0.0%
TPT Acquisition, Inc. (I)	2,560	0
Oil, gas and consumable fuels 0.6%
Energy XXI Gulf Coast, Inc. (I)	51,908	1,687,010
Halcon Resources Corp. (I)	173,731	1,407,207
SandRidge Energy, Inc. (I)	173,901	3,260,651
Financials 0.0%	223,000
Diversified financial services 0.0%
iPayment, Inc. (I)	223,000	223,000
Industrials 0.0%	143,613
Machinery 0.0%
Glasstech, Inc., Series A (I)	144	143,613
Preferred securities 2.2%	$23,137,112
(Cost $23,655,908)
Financials 0.4%	4,390,404
Diversified financial services 0.4%
GMAC Capital Trust I, 6.824% (P)	170,700	4,390,404
Health care 0.4%	4,327,404
Pharmaceuticals 0.4%
Allergan PLC, 5.500%	3,246	2,784,354
Teva Pharmaceutical Industries, Ltd., 7.000%	2,430	1,543,050
Industrials 0.3%	2,961,600
Machinery 0.3%
Glasstech, Inc., Series B (I)	4,475	2,961,600

SEE NOTES TO FUND'S INVESTMENTS9

High Yield Fund (Formerly known as Focused High Yield Fund)

				Shares	Value
Utilities 1.1%					$11,457,704
Electric utilities 0.3%
	NextEra Energy, Inc., 6.123%			57,700	3,018,864
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.750%			106,000	5,395,400
	DTE Energy Company, 6.500%			56,360	3,043,440
Escrow certificates 0.0%					$180
(Cost $290,749)
Energy 0.0%					180
Seventy Seven Energy, Inc. (I)				3,130,000	180
Warrants 0.0%					$34,258
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				17,215	34,258
				Shares/Par	Value
Purchased options 0.0%					$132,322
(Cost $311,018)
Put options 0.0%					132,322
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)				7,500,000	8,602
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)				7,500,000	82,959
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike Price: $1.20; Counterparty: RBC Dominion Securities, Inc.) (I)				7,000,000	40,761
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 4.5%					$47,223,000
(Cost $47,223,000)
U.S. Government Agency 3.1%					32,392,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	32,392,000	32,392,000
				Par value^	Value
Repurchase agreement 1.4%					$14,831,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $13,863,200 on 3-1-17, collateralized by $13,946,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-24 (valued at $14,140,546, including interest)				13,863,000	13,863,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $968,003 on 3-1-17, collateralized by $1,000,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $992,255, including interest)				968,000	968,000
Total investments (Cost $1,022,093,293)† 99.5%					$1,042,412,497
Other assets and liabilities, net 0.5%					$5,709,409
Total net assets 100.0%					$1,048,121,906

10SEE NOTES TO FUND'S INVESTMENTS

High Yield Fund (Formerly known as Focused High Yield Fund)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $463,268,571 or 44.2% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $1,024,029,878. Net unrealized appreciation aggregated to $18,382,619, of which $55,713,491 related to appreciated investment securities and $37,330,872 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 2-28-17:

United States	84.6%
Canada	4.6%
Luxembourg	3.9%
France	1.5%
United Kingdom	1.3%
Netherlands	1.1%
Other countries	3.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

High Yield Fund (Formerly known as Focused High Yield Fund)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	12,616,650	EUR	9,000,000	Royal Bank of Canada	3/15/2017	—	($39,907)	($39,907)
CAD	3,197,716	USD	2,450,000	Bank of Montreal	3/15/2017	—	(42,232)	(42,232)
EUR	9,000,000	CAD	12,562,234	Toronto Dominion Bank	3/15/2017	$80,880	—	80,880
USD	2,450,000	CAD	3,219,503	Bank of Montreal	3/15/2017	25,827	—	25,827
USD	41,179	CAD	54,416	State Street Bank and Trust Company	3/15/2017	206	—	206
						$106,913	($82,139)	$24,774

SWAPS

Credit default swaps - Buyer

Counterparty	Reference obligation	Notional amount	Currency		USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	The Walt Disney Company	1,000,000		USD	$1,000,000	(1.000)%	Quarterly	Dec 2020	($30,449)	($953)	($31,402)
Morgan Stanley Capital Services	The Kroger Company	1,000,000		USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(22,073)	967	(21,106)
Morgan Stanley Capital Services	The Procter & Gamble Company	1,000,000		USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(25,861)	(6,859)	(32,720)
Morgan Stanley Capital Services	Wal-Mart Store, Inc.	1,000,000		USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(25,101)	(2,306)	(27,407)
Morgan Stanley Capital Services	Wal-Mart Store, Inc.	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(119,611)	(17,424)	(137,035)
Morgan Stanley Capital Services	The Procter & Gamble Company	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(129,084)	(34,517)	(163,601)
Morgan Stanley Capital Services	The Kroger Company	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(97,038)	(8,492)	(105,530)
Morgan Stanley Capital Services	The Walt Disney Company	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(153,898)	(3,113)	(157,011)
Morgan Stanley Capital Services	Campbell Soup Company	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(114,072)	(35,688)	(149,760)
Morgan Stanley Capital Services	Lowe's Companies, Inc.	5,000,000		USD	5,000,000	(1.000)%	Quarterly	Dec 2020	(154,030)	(6,210)	(160,240)
Morgan Stanley Capital Services	Xerox Corporation	10,000,000		USD	10,000,000	(1.000)%	Quarterly	Dec 2021	284,947	(179,545)	105,402
Morgan Stanley Capital Services	General Electric Company	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(189,985)	(22,614)	(212,599)
Morgan Stanley Capital Services	AT&T, Inc.	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(41,105)	(18,449)	(59,554)
Morgan Stanley Capital Services	American Express Company	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(223,071)	(17,348)	(240,419)
Morgan Stanley Capital Services	Simon Property Group, L.P.	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(85,846)	(13,533)	(99,379)
Morgan Stanley Capital Services	Caterpillar, Inc.	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(137,587)	(25,034)	(162,621)
Morgan Stanley Capital Services	The Boeing Company	7,000,000		USD	7,000,000	(1.000)%	Quarterly	Dec 2021	(236,379)	(17,455)	(253,834)
					$86,000,000				($1,500,243)	($408,573)	($1,908,816)

Derivatives currency abbreviations
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar

12SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$900,834,313	—	$900,834,313	—
Convertible bonds	1,560,000	—	1,560,000	—
Term loans	49,815,834	—	49,815,834	—
Capital preferred securities	1,305,500	—	1,305,500	—
Collateralized mortgage obligations	6,703,998	—	6,703,998	—
Asset backed securities	2,216,354	—	2,216,354	—
Common stocks	9,449,626	$6,354,868	223,000	$2,871,758
Preferred securities	23,137,112	20,175,512	—	2,961,600
Escrow certificates	180	—	—	180
Warrants	34,258	34,258	—	—
Purchased options	132,322	—	132,322	—
Short-term investments	47,223,000	—	47,223,000	—
Total investments in securities	$1,042,412,497	$26,564,638	$1,010,014,321	$5,833,538
Other financial instruments:
Forward foreign currency contracts	$24,774	—	$24,774	—
Credit default swaps	(1,908,816)	—	(1,908,816)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       13

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2017, the fund had $11,302,509 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2017, the fund used purchased options to manage against anticipated currency exchange rates.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

       14

During the period ended February 28, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2017, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Trump Entertainment Resorts, Inc.	557,205	557,205	—	—	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q3	02/17
This report is for the information of the shareholders of John Hancock High Yield Fund.		4/17

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsInvestment Grade Bond Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 36.0%					$246,146,726
(Cost $244,338,259)
U.S. Government 15.6%					106,404,881
U.S. Treasury
Bond	2.500		02-15-45	2,871,000	2,605,544
Bond	2.750		11-15-42	13,295,000	12,770,991
Bond (L)	2.875		11-15-46	27,281,000	26,770,545
Note	1.000		10-15-19	4,365,000	4,319,133
Note	1.250		03-31-21	3,200,000	3,132,874
Note (L)	1.375		01-15-20	12,230,000	12,196,563
Note	1.750		01-31-23	3,180,000	3,122,611
Note (L)	2.250		02-15-27	31,616,000	31,307,238
Treasury Inflation Protected Security	0.375		07-15-25	6,597,094	6,653,261
Treasury Inflation Protected Security (L)	0.375		01-15-27	3,516,100	3,526,121
U.S. Government Agency 20.4%					139,741,845
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	5,610,805	6,296,473
30 Yr Pass Thru	3.000		04-01-43	919,544	920,910
30 Yr Pass Thru	3.000		10-01-46	2,880,272	2,875,097
30 Yr Pass Thru	3.500		02-01-42	1,912,980	1,977,179
30 Yr Pass Thru	3.500		04-01-44	995,958	1,034,051
30 Yr Pass Thru	3.500		07-01-46	5,567,484	5,741,278
30 Yr Pass Thru	3.500		02-01-47	2,885,900	2,978,692
30 Yr Pass Thru	4.000		11-01-43	366,608	390,014
30 Yr Pass Thru	4.000		02-01-44	192,339	203,537
30 Yr Pass Thru	4.000		07-01-45	6,018,222	6,383,646
30 Yr Pass Thru	4.500		02-01-41	996,301	1,074,313
30 Yr Pass Thru	5.000		03-01-41	623,818	686,053
30 Yr Pass Thru	5.500		06-01-38	759,596	849,847
Federal National Mortgage Association
15 Yr Pass Thru	3.000		07-01-27	406,161	419,364
15 Yr Pass Thru	3.500		02-01-26	89,082	93,317
15 Yr Pass Thru	3.500		03-01-26	543,007	568,821
15 Yr Pass Thru	3.500		07-01-26	1,133,511	1,187,397
15 Yr Pass Thru	4.000		12-01-24	664,622	705,138
30 Yr Pass Thru	3.000		12-01-42	1,695,073	1,698,649
30 Yr Pass Thru	3.000		04-01-43	5,358,329	5,357,913
30 Yr Pass Thru	3.000		10-01-46	3,038,059	3,033,076
30 Yr Pass Thru	3.500		01-01-42	1,995,096	2,055,427
30 Yr Pass Thru	3.500		06-01-42	2,947,106	3,050,039
30 Yr Pass Thru	3.500		07-01-42	4,720,550	4,887,636
30 Yr Pass Thru	3.500		01-01-43	864,815	890,696
30 Yr Pass Thru	3.500		04-01-43	647,361	669,972
30 Yr Pass Thru	3.500		06-01-43	3,199,739	3,314,495
30 Yr Pass Thru	3.500		07-01-43	488,495	506,015
30 Yr Pass Thru	3.500		03-01-44	4,547,115	4,708,774
30 Yr Pass Thru	3.500		10-01-44	5,548,573	5,726,762
30 Yr Pass Thru	3.500		04-01-45	3,119,454	4,497,165
30 Yr Pass Thru	3.500		07-01-46	5,087,984	7,320,182
30 Yr Pass Thru	4.000		09-01-40	1,023,396	1,081,738
30 Yr Pass Thru	4.000		01-01-41	777,978	823,909
30 Yr Pass Thru	4.000		09-01-41	3,682,819	5,354,229
30 Yr Pass Thru	4.000		10-01-41	56,193	59,721

2SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		11-01-41	2,392,781	$2,527,695
30 Yr Pass Thru	4.000		01-01-42	743,110	1,352,990
30 Yr Pass Thru	4.000		03-01-42	3,444,669	3,643,197
30 Yr Pass Thru	4.000		05-01-43	3,526,061	3,723,771
30 Yr Pass Thru	4.000		09-01-43	2,618,913	2,793,584
30 Yr Pass Thru	4.000		10-01-43	2,332,500	2,477,135
30 Yr Pass Thru	4.000		12-01-43	3,694,254	3,910,631
30 Yr Pass Thru	4.000		01-01-44	558,062	594,759
30 Yr Pass Thru	4.000		02-01-46	2,818,092	2,964,657
30 Yr Pass Thru	4.000		03-01-46	2,600,124	2,735,352
30 Yr Pass Thru	4.000		06-01-46	1,910,430	2,008,595
30 Yr Pass Thru	4.000		07-01-46	5,153,030	5,421,031
30 Yr Pass Thru	4.500		08-01-40	1,858,500	2,955,469
30 Yr Pass Thru	4.500		12-01-40	521,426	563,762
30 Yr Pass Thru	4.500		05-01-41	977,882	1,835,777
30 Yr Pass Thru	4.500		06-01-41	1,127,083	1,217,890
30 Yr Pass Thru	4.500		07-01-41	608,264	657,271
30 Yr Pass Thru	4.500		11-01-41	191,933	207,066
30 Yr Pass Thru	4.500		12-01-41	3,562,421	3,841,087
30 Yr Pass Thru	4.500		05-01-42	1,528,656	1,651,817
30 Yr Pass Thru	5.000		04-01-35	113,691	125,557
30 Yr Pass Thru	5.000		09-01-40	983,123	1,082,318
30 Yr Pass Thru	5.000		04-01-41	225,888	251,715
30 Yr Pass Thru	5.500		09-01-34	407,688	455,725
30 Yr Pass Thru	5.500		02-01-36	119,967	134,144
30 Yr Pass Thru	5.500		06-01-38	497,928	564,889
30 Yr Pass Thru	6.000		06-01-40	74,068	83,753
30 Yr Pass Thru	6.500		01-01-39	367,919	421,781
30 Yr Pass Thru	6.500		06-01-39	102,079	116,902
Corporate bonds 37.9%					$259,499,742
(Cost $258,104,245)
Consumer discretionary 4.0%					27,132,947
Auto components 0.1%
Lear Corp.	5.250		01-15-25	788,000	839,220
Automobiles 1.8%
American Honda Finance Corp.	1.700		02-22-19	1,075,000	1,074,953
American Honda Finance Corp.	2.000		02-14-20	1,385,000	1,387,029
Ford Motor Company	4.750		01-15-43	670,000	647,994
Ford Motor Credit Company LLC	2.551		10-05-18	855,000	861,947
Ford Motor Credit Company LLC	5.875		08-02-21	1,966,000	2,198,132
General Motors Company	4.875		10-02-23	1,430,000	1,533,173
General Motors Company	6.250		10-02-43	875,000	997,259
General Motors Financial Company, Inc.	3.450		04-10-22	985,000	998,261
General Motors Financial Company, Inc.	4.000		01-15-25	1,370,000	1,380,296
General Motors Financial Company, Inc.	4.300		07-13-25	348,000	354,497
General Motors Financial Company, Inc.	5.250		03-01-26	585,000	633,791
Hotels, restaurants and leisure 0.1%
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	470,000	477,050
Household durables 0.2%
Newell Brands, Inc.	2.150		10-15-18	235,000	236,346
Newell Brands, Inc.	4.200		04-01-26	985,000	1,036,147

SEE NOTES TO FUND'S INVESTMENTS3

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.6%
Expedia, Inc.	5.000		02-15-26	1,830,000	$1,928,904
QVC, Inc.	4.375		03-15-23	970,000	979,242
QVC, Inc.	5.125		07-02-22	635,000	671,942
QVC, Inc. (L)	5.450		08-15-34	700,000	653,352
Media 1.1%
Charter Communications Operating LLC	6.484		10-23-45	1,530,000	1,778,711
Myriad International Holdings BV (S)	5.500		07-21-25	995,000	1,038,283
Omnicom Group, Inc.	3.600		04-15-26	640,000	642,065
Sirius XM Radio, Inc. (S)	5.250		08-15-22	1,067,000	1,111,014
Time Warner Cable LLC	8.250		04-01-19	1,030,000	1,151,567
Time Warner, Inc.	3.800		02-15-27	970,000	959,978
Viacom, Inc.	4.375		03-15-43	1,305,000	1,145,761
Specialty retail 0.1%
AutoNation, Inc.	4.500		10-01-25	405,000	416,033
Consumer staples 2.3%					15,899,859
Beverages 1.0%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	2,485,000	2,730,252
Molson Coors Brewing Company	1.450		07-15-19	895,000	883,617
Molson Coors Brewing Company	3.000		07-15-26	1,065,000	1,015,591
PepsiCo, Inc.	1.500		02-22-19	1,305,000	1,304,501
Pernod Ricard SA (S)	5.750		04-07-21	710,000	791,100
Food and staples retailing 0.7%
CVS Health Corp.	2.875		06-01-26	1,035,000	992,630
CVS Health Corp.	5.125		07-20-45	1,220,000	1,359,919
Walgreens Boots Alliance, Inc.	1.750		05-30-18	865,000	866,551
Whole Foods Market, Inc.	5.200		12-03-25	1,575,000	1,675,132
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	665,000	757,698
Kraft Heinz Foods Company	2.000		07-02-18	1,048,000	1,050,692
Kraft Heinz Foods Company (S)	4.875		02-15-25	595,000	635,934
Kraft Heinz Foods Company (L)	5.200		07-15-45	945,000	998,337
Mondelez International Holdings Netherlands BV (S)	1.625		10-28-19	850,000	837,905
Energy 4.0%					27,503,868
Oil, gas and consumable fuels 4.0%
Anadarko Petroleum Corp.	8.700		03-15-19	425,000	480,761
Boardwalk Pipelines LP	4.450		07-15-27	332,000	340,359
Cimarex Energy Company	4.375		06-01-24	630,000	662,684
Colorado Interstate Gas Company LLC (S)	4.150		08-15-26	521,000	509,017
Columbia Pipeline Group, Inc.	4.500		06-01-25	1,235,000	1,310,806
Enbridge Energy Partners LP	4.375		10-15-20	620,000	653,514
Enbridge, Inc.	4.250		12-01-26	1,005,000	1,038,201
Energy Transfer Partners LP	2.500		06-15-18	310,000	312,208
Energy Transfer Partners LP	4.200		04-15-27	323,000	324,452
Energy Transfer Partners LP	5.150		03-15-45	810,000	789,827
Energy Transfer Partners LP	9.700		03-15-19	555,000	634,540
EnLink Midstream Partners LP	4.150		06-01-25	710,000	709,471
EnLink Midstream Partners LP	4.850		07-15-26	770,000	808,224
Enterprise Products Operating LLC (P)	4.742		08-01-66	835,000	828,738
Enterprise Products Operating LLC	6.500		01-31-19	1,180,000	1,279,735
Kerr-McGee Corp.	6.950		07-01-24	700,000	837,626

4SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	7.750		03-15-32	430,000	$543,881
Kinder Morgan, Inc.	4.300		06-01-25	635,000	652,986
Kinder Morgan, Inc.	5.550		06-01-45	1,350,000	1,422,935
Lukoil International Finance BV (S)	3.416		04-24-18	715,000	723,223
Northwest Pipeline LLC	6.050		06-15-18	570,000	597,516
Occidental Petroleum Corp.	3.400		04-15-26	990,000	995,051
ONEOK Partners LP	3.200		09-15-18	305,000	310,840
Petroleos Mexicanos	4.875		01-24-22	805,000	821,100
Petroleos Mexicanos (S)	5.375		03-13-22	205,000	214,481
Regency Energy Partners LP	5.500		04-15-23	1,260,000	1,305,675
Sabine Pass Liquefaction LLC (S)	4.200		03-15-28	1,390,000	1,388,652
Sabine Pass Liquefaction LLC	5.750		05-15-24	435,000	481,606
Shell International Finance BV	4.375		05-11-45	1,690,000	1,749,044
Sunoco Logistics Partners Operations LP	3.900		07-15-26	1,195,000	1,180,860
Sunoco Logistics Partners Operations LP	4.400		04-01-21	1,020,000	1,080,788
Williams Partners LP	4.875		05-15-23	635,000	657,225
Williams Partners LP	4.875		03-15-24	1,799,000	1,857,842
Financials 14.4%					98,634,889
Banks 7.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (L)(Q)(S)	6.750		06-15-26	600,000	648,947
Bank of America Corp.	3.950		04-21-25	655,000	657,373
Bank of America Corp.	4.200		08-26-24	660,000	681,112
Bank of America Corp.	4.250		10-22-26	925,000	942,715
Bank of America Corp.	4.450		03-03-26	1,385,000	1,436,295
Bank of America Corp.	6.875		04-25-18	1,170,000	1,236,897
Bank of Montreal	2.100		12-12-19	2,020,000	2,024,163
Barclays Bank PLC (S)	6.050		12-04-17	680,000	700,604
Barclays Bank PLC (S)	10.179		06-12-21	905,000	1,133,678
Barclays PLC	4.375		01-12-26	775,000	789,307
BPCE SA (S)	4.500		03-15-25	1,015,000	994,185
BPCE SA (S)	5.700		10-22-23	885,000	935,311
Branch Banking & Trust Company	2.100		01-15-20	1,750,000	1,753,280
Citigroup, Inc.	4.500		01-14-22	1,435,000	1,534,487
Citigroup, Inc.	4.600		03-09-26	1,165,000	1,210,056
Commerzbank AG (S)	8.125		09-19-23	910,000	1,052,506
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	969,000	1,134,941
Credit Agricole SA (S)	4.375		03-17-25	745,000	737,607
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	775,000	834,900
HBOS PLC (S)	6.750		05-21-18	1,450,000	1,525,511
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (L)(Q)	6.875		06-01-21	590,000	632,038
ING Bank NV (S)	5.800		09-25-23	1,060,000	1,175,348
JPMorgan Chase & Co.	3.200		06-15-26	1,105,000	1,079,751
JPMorgan Chase & Co.	4.625		05-10-21	1,860,000	2,008,629
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	1,345,000	1,392,075
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,435,000	1,589,263
Lloyds Banking Group PLC	4.650		03-24-26	2,170,000	2,220,928
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	865,000	860,675
Manufacturers & Traders Trust Company (P)	1.571		12-01-21	735,000	716,625
MUFG Union Bank NA	2.625		09-26-18	765,000	773,385

SEE NOTES TO FUND'S INVESTMENTS5

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group PLC	4.800		04-05-26	870,000	$890,613
Santander Holdings USA, Inc.	2.700		05-24-19	1,655,000	1,661,282
Santander Holdings USA, Inc.	3.450		08-27-18	285,000	289,940
Santander UK Group Holdings PLC (S)	4.750		09-15-25	790,000	787,788
Standard Chartered PLC (S)	2.100		08-19-19	2,020,000	2,002,202
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	1,436,000	1,446,895
Sumitomo Mitsui Trust Bank, Ltd. (S)	2.050		03-06-19	1,410,000	1,408,400
SunTrust Bank	7.250		03-15-18	280,000	294,925
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	875,000	866,285
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	801,000	897,120
US Bank NA	2.000		01-24-20	1,045,000	1,047,152
Wells Fargo & Company	4.650		11-04-44	655,000	671,289
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	2,355,000	2,561,063
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	1,015,000	1,068,288
Westpac Banking Corp.	2.150		03-06-20	1,754,000	1,752,044
Capital markets 3.7%
Ares Capital Corp.	3.875		01-15-20	1,175,000	1,196,935
Credit Suisse AG	2.300		05-28-19	1,890,000	1,901,523
FS Investment Corp.	4.000		07-15-19	935,000	945,207
FS Investment Corp.	4.250		01-15-20	704,000	710,640
Jefferies Group LLC	4.850		01-15-27	1,036,000	1,061,995
Jefferies Group LLC	6.875		04-15-21	1,235,000	1,410,501
Jefferies Group LLC	8.500		07-15-19	460,000	522,918
Macquarie Bank, Ltd. (S)	4.875		06-10-25	1,250,000	1,283,913
Morgan Stanley	2.450		02-01-19	600,000	605,353
Morgan Stanley	3.875		01-27-26	895,000	913,063
Morgan Stanley	5.500		01-26-20	1,175,000	1,278,435
Morgan Stanley	7.300		05-13-19	1,860,000	2,064,767
S&P Global, Inc. (S)	2.950		01-22-27	610,000	581,143
S&P Global, Inc.	4.000		06-15-25	1,130,000	1,172,513
S&P Global, Inc.	4.400		02-15-26	970,000	1,032,109
Stifel Financial Corp.	4.250		07-18-24	725,000	733,650
The Bear Stearns Companies LLC	7.250		02-01-18	580,000	610,282
The Goldman Sachs Group, Inc.	2.000		04-25-19	725,000	723,749
The Goldman Sachs Group, Inc.	2.300		12-13-19	2,175,000	2,178,443
The Goldman Sachs Group, Inc.	3.750		05-22-25	1,880,000	1,907,185
The Goldman Sachs Group, Inc.	4.750		10-21-45	610,000	646,214
UBS AG	2.375		08-14-19	1,760,000	1,771,574
Consumer finance 1.6%
Capital One Bank USA NA	2.300		06-05-19	1,605,000	1,610,738
Capital One Financial Corp.	2.450		04-24-19	980,000	988,220
Capital One Financial Corp.	3.750		07-28-26	1,460,000	1,428,763
Capital One Financial Corp.	4.200		10-29-25	1,170,000	1,189,397
Capital One NA	2.350		08-17-18	880,000	885,864
Discover Bank	2.600		11-13-18	1,580,000	1,597,138
Discover Bank	8.700		11-18-19	417,000	474,666
Discover Financial Services	3.950		11-06-24	1,995,000	2,006,848
Discover Financial Services	5.200		04-27-22	550,000	598,016

6SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.2%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	310,325	$319,635
Leucadia National Corp.	5.500		10-18-23	955,000	1,015,653
Insurance 1.3%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	725,000	776,653
AXA SA	8.600		12-15-30	515,000	715,464
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	435,000	472,245
MetLife, Inc.	6.400		12-15-66	770,000	850,850
MetLife, Inc. (S)	9.250		04-08-68	585,000	810,225
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	640,000	675,808
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	775,000	794,375
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	1,390,000	1,515,100
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	980,000	1,299,191
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	1,215,000	1,300,050
Health care 2.1%					14,195,587
Biotechnology 0.7%
AbbVie, Inc.	3.600		05-14-25	1,055,000	1,050,464
Amgen, Inc.	4.400		05-01-45	687,000	674,491
Baxalta, Inc.	2.000		06-22-18	285,000	285,718
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	1,190,000	1,180,357
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	1,440,000	1,372,720
Health care equipment and supplies 0.3%
Medtronic, Inc.	4.625		03-15-45	915,000	993,602
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	1,150,000	1,139,129
Health care providers and services 0.5%
Express Scripts Holding Company	4.500		02-25-26	1,250,000	1,298,319
Medco Health Solutions, Inc.	7.125		03-15-18	745,000	785,970
Universal Health Services, Inc. (S)	4.750		08-01-22	585,000	602,550
Universal Health Services, Inc. (S)	5.000		06-01-26	472,000	483,800
Pharmaceuticals 0.6%
Actavis Funding SCS	3.800		03-15-25	925,000	934,573
Mylan NV	2.500		06-07-19	711,000	711,165
Mylan NV	3.950		06-15-26	1,880,000	1,836,121
Pfizer, Inc.	1.450		06-03-19	850,000	846,608
Industrials 4.1%					27,719,256
Aerospace and defense 0.4%
L3 Technologies, Inc.	3.850		12-15-26	275,000	279,582
Lockheed Martin Corp.	2.900		03-01-25	1,332,000	1,308,577
Lockheed Martin Corp.	4.700		05-15-46	965,000	1,058,757
Textron, Inc.	7.250		10-01-19	225,000	252,813
Airlines 2.1%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	756,120	784,474
American Airlines 2013-1 Class A Pass Through Trust	4.000		01-15-27	165,125	171,317
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	978,112	1,044,134
American Airlines 2015-1 Class A Pass Through Trust	3.375		11-01-28	1,207,995	1,189,875
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	934,659	913,629
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	563,086	574,348
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29	609,193	612,544

SEE NOTES TO FUND'S INVESTMENTS7

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class A Pass Through Trust	4.000		08-15-30	345,000	$349,744
American Airlines 2017-1 Class AA Pass Through Trust	3.650		08-15-30	520,000	526,500
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	1,102,634	1,177,172
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	263,700	275,566
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	13,817	13,955
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	18,520	18,588
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	146,668	155,835
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	592,242	660,350
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	833,888	940,209
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	69,737	72,875
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	577,465	609,226
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19	255,287	283,369
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	1,180,730	1,195,490
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	691,734	706,433
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	655,000	645,306
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	683,621	758,819
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	484,388	537,671
Building products 0.3%
Owens Corning	3.400		08-15-26	1,015,000	983,747
Owens Corning	4.200		12-15-22	990,000	1,034,940
Industrial conglomerates 0.3%
General Electric Company (P)	1.519		08-15-36	660,000	577,580
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,556,000	1,639,635
Professional services 0.2%
Verisk Analytics, Inc.	4.000		06-15-25	1,370,000	1,406,906
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	2.875		07-17-18	345,000	349,493
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	4.625		10-30-20	1,060,000	1,130,819
Air Lease Corp.	3.000		09-15-23	765,000	752,589
Air Lease Corp.	3.375		01-15-19	600,000	613,489
Air Lease Corp.	3.875		04-01-21	460,000	477,250
Air Lease Corp.	5.625		04-01-17	320,000	319,827
International Lease Finance Corp.	5.875		04-01-19	725,000	778,288
International Lease Finance Corp. (S)	7.125		09-01-18	500,000	537,535
Information technology 2.5%					17,267,522
Electronic equipment, instruments and components 0.5%
Jabil Circuit, Inc.	4.700		09-15-22	1,710,000	1,778,400
Tech Data Corp.	4.950		02-15-27	1,381,000	1,394,962
Internet software and services 0.1%
eBay, Inc.	2.500		03-09-18	545,000	549,727
IT services 0.3%
Visa, Inc.	3.150		12-14-25	1,320,000	1,339,139
Visa, Inc.	4.300		12-14-45	982,000	1,054,446
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (S)	7.500		09-15-23	545,000	607,675
Software 0.8%
Activision Blizzard, Inc. (S)	3.400		09-15-26	1,010,000	982,819
Activision Blizzard, Inc. (S)	6.125		09-15-23	880,000	956,560

8SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Electronic Arts, Inc.	4.800		03-01-26	1,865,000	$2,008,721
Microsoft Corp.	4.450		11-03-45	1,350,000	1,436,260
Technology hardware, storage and peripherals 0.7%
Diamond 1 Finance Corp. (S)	3.480		06-01-19	1,710,000	1,748,063
Diamond 1 Finance Corp. (S)	6.020		06-15-26	1,965,000	2,166,731
Diamond 1 Finance Corp. (S)	8.350		07-15-46	640,000	834,975
Western Digital Corp. (S)	7.375		04-01-23	374,000	409,044
Materials 0.1%					610,056
Chemicals 0.1%
Braskem Finance, Ltd. (S)	7.000		05-07-20	555,000	610,056
Real estate 1.5%					10,536,721
Equity real estate investment trusts 1.5%
American Tower Corp.	3.400		02-15-19	994,000	1,017,190
American Tower Corp.	4.700		03-15-22	545,000	582,023
Crown Castle Towers LLC (S)	4.883		08-15-40	860,000	916,216
Crown Castle Towers LLC (S)	6.113		01-15-40	1,290,000	1,406,833
EPR Properties	4.500		04-01-25	435,000	432,440
ERP Operating LP	3.375		06-01-25	120,000	119,777
Highwoods Realty LP	5.850		03-15-17	570,000	570,841
Omega Healthcare Investors, Inc.	4.500		01-15-25	840,000	840,636
Omega Healthcare Investors, Inc.	4.950		04-01-24	760,000	784,995
Omega Healthcare Investors, Inc.	5.250		01-15-26	475,000	497,377
Ventas Realty LP	3.500		02-01-25	1,050,000	1,031,455
Ventas Realty LP	3.750		05-01-24	535,000	541,470
Welltower, Inc.	3.750		03-15-23	475,000	487,854
Welltower, Inc.	4.000		06-01-25	930,000	954,771
Welltower, Inc.	4.125		04-01-19	340,000	352,843
Telecommunication services 1.4%					9,631,489
Diversified telecommunication services 1.1%
AT&T, Inc.	4.750		05-15-46	1,045,000	976,469
AT&T, Inc.	5.450		03-01-47	1,910,000	1,964,152
Sprint Spectrum Company LLC (S)	3.360		03-20-23	650,000	651,625
Verizon Communications, Inc.	4.400		11-01-34	900,000	864,381
Verizon Communications, Inc.	4.672		03-15-55	648,000	592,123
Verizon Communications, Inc.	4.862		08-21-46	2,165,000	2,122,897
Verizon Communications, Inc.	5.012		08-21-54	604,000	584,494
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	795,000	815,474
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	510,000	483,225
SBA Tower Trust (S)	3.598		04-15-43	575,000	576,649
Utilities 1.5%					10,367,548
Electric utilities 1.5%
Abengoa Transmision Sur SA (S)	6.875		04-30-43	618,698	655,047
Beaver Valley II Funding Corp.	9.000		06-01-17	6,000	6,000
Broadcom Corp. (S)	2.375		01-15-20	1,245,000	1,245,598
Broadcom Corp. (S)	3.875		01-15-27	1,311,000	1,320,181
Electricite de France SA (S)	3.625		10-13-25	540,000	543,601
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	660,000	645,150

SEE NOTES TO FUND'S INVESTMENTS9

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera US Finance LP (L)	3.550		06-15-26	660,000	$651,607
Empresa Electrica Angamos SA (S)	4.875		05-25-29	735,000	733,619
FPL Energy National Wind LLC (S)	5.608		03-10-24	37,330	37,517
Israel Electric Corp., Ltd. (L)(S)	6.875		06-21-23	490,000	567,244
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	645,000	699,423
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18	585,000	584,172
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	460,000	464,124
NextEra Energy Capital Holdings, Inc.	2.400		09-15-19	290,000	292,029
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	490,000	541,573
Southern Power Company	1.950		12-15-19	1,100,000	1,094,393
Independent power and renewable electricity producers 0.0%
Constellation Energy Group, Inc.	5.150		12-01-20	265,000	286,270
Capital preferred securities 0.2%					$1,671,734
(Cost $1,560,061)
Financials 0.2%					1,671,734
Capital markets 0.1%
State Street Corp. (P)	1.963		06-01-77	1,255,000	1,123,225
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	95,000	117,563
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	430,000	430,946
Collateralized mortgage obligations 9.8%					$67,119,860
(Cost $66,844,457)
Commercial and residential 8.1%					55,685,200
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.358		08-25-35	315,387	307,686
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443		01-14-29	885,000	990,415
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	1,066,000	1,060,552
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	3.367		09-15-26	415,000	414,617
BBCMS Trust
Series 2015, Class C (P) (S)	2.770		02-15-28	250,000	247,109
Series 2015-MSQ, Class D (P) (S)	3.990		09-15-32	640,000	640,479
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.478		01-25-35	692,977	673,254
Series 2004-12, Class A3 (P)	1.478		01-25-35	430,431	422,826
Series 2005-5, Class 1A4 (P)	1.338		07-25-35	270,967	258,335
Series 2005-7, Class 11A1 (P)	1.318		08-25-35	825,773	797,752
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.270		08-15-29	1,315,000	1,315,825
BWAY Mortgage Trust
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	500,000	490,010
Series 2015-1740, Class XA IO (S)	0.896		01-13-35	11,465,000	484,740
BXHTL Mortgage Trust
Series 2015-JRWZ, Class DR1 (P) (S)	3.999		05-15-29	705,000	708,971
Series 2015-JWRZ, Class GL1 (P) (S)	3.620		05-15-29	705,000	708,530
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2017-CD3, Class C (P)	4.563		02-10-50	1,095,000	1,142,574
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.770		12-15-27	1,002,596	1,008,867

10SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-33	1,475,000	$1,505,277
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.661		06-10-46	5,104,090	119,699
Series 2015-CR27, Class B (P)	4.361		10-10-48	620,000	654,277
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.073		10-15-45	8,401,314	632,801
Series 2012-LC4, Class B (P)	4.934		12-10-44	955,000	1,028,486
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	625,000	647,798
Series 2013-CR11, Class B (P)	5.161		10-10-46	1,485,000	1,631,464
Series 2013-CR13, Class C (P)	4.750		12-10-23	755,000	781,964
Series 2013-CR6, Class XA IO	1.463		03-10-46	6,134,818	223,310
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	555,000	602,777
Series 2014-FL4, Class D (P) (S)	3.217		07-13-31	1,020,000	1,003,475
Series 2014-TWC, Class D (P) (S)	3.021		02-13-32	695,000	695,869
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.917		08-13-27	1,020,000	1,020,000
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.724		08-15-45	3,588,341	259,358
Series 2014-CR15, Class XA IO	1.286		02-10-47	7,649,630	337,200
Series 2014-CR16, Class C (P)	4.902		04-10-47	1,181,000	1,205,090
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-OMA, Class B2 (S)	5.538		05-15-23	900,000	964,503
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.495		09-10-49	250,000	238,425
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.318		06-25-34	566,443	541,956
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-34	1,000,000	1,010,086
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.270		05-15-34	940,000	954,078
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.340		05-10-45	11,001,098	839,542
Series 2014-NEW, Class C (S)	3.790		01-10-31	305,000	301,482
Series 2015-590M, Class C (P) (S)	3.805		10-10-35	1,265,000	1,266,148
Series 2016-ICE2, Class D (P) (S)	6.520		02-15-33	990,000	1,022,181
Series 2016-RENT, Class D (P) (S)	4.067		02-10-29	730,000	743,008
Series 2017-485L, Class C (P) (S)	3.981		02-10-37	605,000	621,144
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	1.535		05-19-35	3,665,452	198,862
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.772		07-15-29	700,000	688,442
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.194		11-05-38	675,000	645,219
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.427		08-05-34	820,000	813,830
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.588		02-25-35	405,000	391,232
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.667		04-15-47	1,020,000	1,027,868
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	6,940,000	464,732
Series 2014-FL5, Class C (P) (S)	2.870		07-15-31	481,000	475,784
Series 2014-PHH, Class C (P) (S)	2.870		08-15-27	1,420,000	1,419,975
Series 2015-MAR7, Class C (S)	4.490		06-05-32	1,555,000	1,514,934

SEE NOTES TO FUND'S INVESTMENTS11

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-SGP, Class B (P) (S)	3.520		07-15-36	530,000	$534,639
Series 2016-JP3, Class C (P)	3.483		08-15-49	389,000	367,176
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.145		02-15-46	887,000	871,868
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,785,000	1,771,633
Series 2015, Class XLF1 C (P) (S)	2.971		08-14-31	750,000	751,385
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	1,120,000	1,091,750
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.145		02-10-32	460,000	466,338
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	1.228		04-25-35	505,000	477,260
Series 2005-3, Class APT (P)	1.068		07-25-35	650,642	638,316
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	2.136		03-25-44	422,210	411,198
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	775,000	747,441
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	715,000	781,411
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.624		05-10-63	5,390,818	258,175
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	1,232,000	1,264,373
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903		01-10-35	1,115,000	1,084,596
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,865,000	1,854,931
Series 2014-LC18, Class A2	2.954		12-15-47	125,000	127,938
Series 2015-LC22, Class B (P)	4.540		09-15-58	492,000	525,616
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.090		11-15-45	5,825,814	433,436
Series 2013-C15, Class B (P)	4.480		08-15-46	585,000	621,028
Series 2013-C16, Class B (P)	4.981		09-15-46	345,000	375,657
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.341		11-15-29	64,274	64,217
U.S. Government Agency 1.7%					11,434,660
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.621		10-25-27	680,000	692,790
Series 2016-DNA3, Class M2 (P)	2.771		12-25-28	305,000	311,704
Series 2016-HQA2, Class M2 (P)	3.021		11-25-28	310,000	317,674
Series K017, Class X1 IO	1.366		12-25-21	2,276,734	121,466
Series K018, Class X1 IO	1.390		01-25-22	10,213,703	553,043
Series K021, Class X1 IO	1.478		06-25-22	2,056,012	131,684
Series K022, Class X1 IO	1.266		07-25-22	14,422,000	796,377
Series K030, Class X1 IO	0.214		04-25-23	222,459,842	2,514,308
Series K038, Class X1 IO	1.186		03-25-24	22,657,997	1,513,518
Series K048, Class X1 IO	0.255		06-25-25	6,668,965	124,494
Series K707, Class X1 IO	1.526		12-25-18	1,849,010	41,170
Series K709, Class X1 IO	1.515		03-25-19	2,478,817	63,747
Series K710, Class X1 IO	1.757		05-25-19	3,714,203	114,273
Series K711, Class X1 IO	1.691		07-25-19	6,773,508	212,862
Series K718, Class X1 IO	0.647		01-25-22	24,876,989	659,571

12SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-114, Class IO	0.822		01-16-53	1,288,192	$74,517
Series 2016-142, Class IO	0.997		09-16-58	3,395,865	291,875
Series 2016-162, Class IO	0.996		09-16-58	7,925,487	654,547
Series 2016-174, Class IO	0.907		11-16-56	5,261,466	447,743
Series 2016-87, Class IO	1.008		08-16-58	3,887,938	301,620
Series 2017-20, Class IO	0.750		12-16-58	10,350,000	741,885
Series 2017-3, Class IO	0.907		09-16-58	9,423,322	753,792
Asset backed securities 13.8%					$94,366,484
(Cost $94,512,017)
Asset backed securities 13.8%					94,366,484
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.453		05-25-35	175,754	173,967
Aegis Asset Backed Securities Trust Series 2005-1, Class M3 (P)	1.321		03-25-35	815,000	785,596
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,271,000	1,276,168
Series 2015-1, Class A4	1.750		05-15-20	980,000	981,711
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	1,455,000	1,455,154
American Express Credit Account Master Trust Series 2017-1, Class A	1.930		09-15-22	2,440,000	2,445,061
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	1.188		01-25-36	795,000	765,743
Series 2005-R3, Class M2 (P)	1.248		05-25-35	450,000	435,272
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,800,000	1,772,447
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	1,199,813	1,198,991
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	1.603		05-25-34	100,031	96,343
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	2,246,000	2,244,478
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	750,000	750,811
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,025,000	1,023,981
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370		12-27-22	620,000	611,221
Cabela's Credit Card Master Note Trust
Series 2013-2A, Class A1 (S)	2.170		08-16-21	275,000	276,438
Series 2015-1A, Class A1	2.260		03-15-23	95,000	95,634
Series 2016-1, Class A1	1.780		06-15-22	2,355,000	2,348,912
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	925,000	926,830
Series 2015-2, Class A4	1.750		01-15-21	865,000	863,399
Series 2016-2, Class A4	1.830		12-15-21	435,000	431,210
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600		05-17-21	1,230,000	1,230,768
Series 2016-A3, Class A3	1.340		04-15-22	1,680,000	1,665,695
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	849,000	850,433
Series 2016-1, Class A4	1.880		06-15-21	485,000	482,680
Series 2016-2, Class A4	1.680		09-15-21	824,000	816,001
Chase Issuance Trust
Series 2016-A2, Class A	1.370		06-15-21	1,285,000	1,275,200

SEE NOTES TO FUND'S INVESTMENTS13

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-A5, Class A5	1.270		07-15-21	3,685,000	$3,642,768
Chrysler Capital Auto Receivables Trust
Series 2015-AA, Class A4 (S)	1.550		02-18-20	1,260,000	1,258,220
Series 2016-BA, Class A4 (S)	1.870		02-15-22	590,000	581,989
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	2,480,000	2,475,717
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,424,695	1,413,269
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	1,293,000	1,294,029
Series 2016-B, Class A3	1.630		08-15-21	475,000	472,766
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.034		02-25-35	272,860	273,815
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	1.198		07-25-35	139,365	137,267
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	1.248		05-25-36	237,190	235,084
Series 2006-CF2, Class M2 (P) (S)	1.291		05-25-36	1,340,000	1,293,014
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,523,900	1,544,659
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	2,720,000	2,718,192
DRIVEN BRANDS FUNDING LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	676,438	650,194
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	540,000	542,937
Series 2015-A, Class A4	1.640		06-15-20	705,000	705,062
Series 2015-B, Class A4	1.580		08-15-20	620,000	619,340
Series 2016-B, Class A4	1.520		08-15-21	345,000	342,469
Series 2016-C, Class A4	1.400		02-15-22	1,007,000	992,117
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	245,000	245,492
Series 2015-2, Class A4	1.850		07-22-19	1,119,000	1,120,298
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	755,000	755,103
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270		07-25-20	680,000	674,963
Hilton Grand Vacations Trust Series 2017-AA, Class A (S)	2.820		12-27-28	965,000	964,866
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.798		05-25-35	415,000	405,840
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4	1.320		11-16-20	565,000	564,152
Series 2015-2, Class A4	1.470		08-23-21	3,240,000	3,236,739
Series 2015-3, Class A4	1.560		10-18-21	1,025,000	1,024,057
Series 2016-2, Class A4	1.620		08-15-22	855,000	849,453
Series 2016-3, Class A4	1.330		11-18-22	2,515,000	2,484,591
Huntington Auto Trust
Series 2015-1, Class A4	1.640		06-15-21	395,000	394,481
Series 2016-1, Class A4	1.930		04-15-22	2,135,000	2,123,237
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	530,000	528,857
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	1,030,000	1,030,934
Series 2015-A, Class A4	1.650		12-15-21	817,000	817,585

14SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340		12-16-19	1,840,000	$1,839,240
Series 2016-1, Class A4	1.460		12-15-22	1,640,000	1,617,992
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.528		09-25-35	642,694	597,287
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	94,116	92,804
Series 2015-1A, Class A (S)	2.520		12-20-32	318,272	315,872
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	1.058		09-25-36	667,357	648,420
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	1.453		06-25-35	1,005,000	986,229
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500		09-15-21	1,280,000	1,274,804
Series 2016-B, Class A4	1.540		10-17-22	440,000	434,787
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	1,625,000	1,624,913
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	153,356	152,871
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	367,842	363,593
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	1.218		11-25-35	480,000	468,276
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.078		12-25-36	1,091,479	1,080,658
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780		01-15-21	1,005,000	1,002,083
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	655,000	657,691
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	895,500	898,678
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	371,000	364,222
Towd Point Mortgage Trust
Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	1,434,133	1,423,424
Series 2017-1, Class A1 (P) (S)	2.750		10-25-56	518,000	517,430
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740		09-15-20	1,360,000	1,362,451
Series 2016-B, Class A4	1.520		08-16-21	525,000	519,889
Series 2016-C, Class A4	1.320		11-15-21	567,000	559,499
USAA Auto Owner Trust Series 2015-1, Class A4	1.540		11-16-20	535,000	535,041
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420		01-20-21	840,000	833,451
Series 2016-2A, Class A (S)	1.680		05-20-21	1,690,000	1,680,766
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	775,000	774,370
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	1.231		12-25-35	354,378	346,436
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	2,379,875	2,384,856
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	24,314	24,263
Series 2014-1A, Class A (S)	2.150		12-20-26	528,616	523,495
Series 2014-1A, Class B (S)	3.250		12-20-26	234,012	232,477
Series 2015-1A, Class A (S)	2.750		05-20-27	219,889	217,819

SEE NOTES TO FUND'S INVESTMENTS15

Investment Grade Bond Fund

Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2A, Class B (S)	4.000	07-20-28	399,119	$398,309
Series 2016-1A, Class A (S)	3.500	12-20-28	347,832	346,565
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	1,570,000	1,571,823
Shares	Value
Preferred securities 0.3%	$2,145,932
(Cost $2,113,068)
Financials 0.0%	291,550
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	291,550
Utilities 0.3%	1,854,382
Multi-utilities 0.3%
Dominion Resources, Inc., 6.750%	26,035	1,325,182
DTE Energy Company, 6.500%	9,800	529,200
Yield (%)	Shares	Value
Securities lending collateral 10.1%	$69,286,479
(Cost $69,284,352)
John Hancock Collateral Trust (W)	0.8372(Y)	6,923,732	69,286,479
Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%	$10,697,000
(Cost $10,697,000)
U.S. Government Agency 1.1%	7,338,000
Federal Home Loan Bank Discount Note	0.350	03-01-17	7,338,000	7,338,000
Par value^	Value
Repurchase agreement 0.5%	$3,359,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $3,140,045 on 3-1-17, collateralized by $3,201,000 U.S. Treasury Notes, 0.615% due 4-30-17 (valued at $3,202,889, including interest)	3,140,000	3,140,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $219,001 on 3-1-17, collateralized by $230,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $228,219, including interest)	219,000	219,000
Total investments (Cost $747,453,459)† 109.7%	$750,933,957
Other assets and liabilities, net (9.7%)	($66,263,482)
Total net assets 100.0%	$684,670,475

16SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 2-28-17. The value of securities on loan amounted to $67,824,135.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $116,055,782 or 17.0% of the fund's net assets as of 2-28-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17 the aggregate cost of investment securities for federal income tax purposes was $749,962,641. Net unrealized appreciation aggregated to $971,316, of which $6,907,570 related to appreciated investment securities and $5,936,254 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q3	02/17
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		4/17

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsGlobal Conservative Absolute Return Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 31.6%						$21,968,793
(Cost $22,100,079)
Australia 0.2%						127,855
National Australia Bank, Ltd.	1.875		02-20-20	GBP	100,000	127,855
Belgium 0.7%						517,447
Anheuser-Busch InBev NV	6.500		06-23-17	GBP	50,000	63,133
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	421,000	454,314
Canada 0.4%						292,144
Burlington Resources Finance Company	7.200		08-15-31		6,000	7,844
Enbridge, Inc.	5.500		12-01-46		31,000	33,580
Rogers Communications, Inc.	5.000		03-15-44		126,000	136,142
TransCanada PipeLines, Ltd.	7.625		01-15-39		79,000	114,578
Cayman Islands 0.6%						422,591
ASIF II	6.375		10-05-20	GBP	200,000	293,689
Southern Water Services Finance, Ltd.	5.000		03-31-21	GBP	90,000	128,902
Denmark 0.6%						417,260
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (Q)	5.750		04-06-20	EUR	372,000	417,260
France 1.9%						1,351,100
BNP Paribas SA	2.375		11-20-19	GBP	200,000	257,733
Orange SA	5.500		02-06-44		46,000	52,988
Orange SA	7.250		11-10-20	GBP	100,000	151,760
RCI Banque SA	3.250		04-25-18	GBP	200,000	254,092
Societe Generale SA	5.400		01-30-18	GBP	100,000	129,021
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		343,000	357,578
WPP Finance SA	6.375		11-06-20	GBP	100,000	147,928
Germany 0.9%						610,300
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	400,000	431,196
Volkswagen Financial Services NV	2.750		10-02-20	GBP	50,000	65,096
Vonovia Finance BV	3.125		07-25-19	EUR	100,000	114,008
Ireland 0.6%						440,272
Actavis Funding SCS	4.750		03-15-45		69,000	70,185
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20	EUR	200,000	226,358
ESB Finance DAC	6.500		03-05-20	GBP	100,000	143,729
Italy 0.3%						206,021
Enel SpA	6.250		06-20-19	GBP	100,000	138,187
Telecom Italia SpA	6.375		06-24-19	GBP	50,000	67,834
Jersey, Channel Islands 0.4%						259,653
AA Bond Company, Ltd.	4.720		07-02-43	GBP	200,000	259,653
Mexico 0.1%						74,353
Petroleos Mexicanos	8.250		06-02-22	GBP	50,000	74,353
Netherlands 1.5%						1,014,604
BMW Finance NV	1.875		06-29-20	GBP	200,000	256,542
Daimler International Finance BV	3.500		06-06-19	GBP	100,000	131,483
Deutsche Telekom International Finance BV	7.375		12-04-19	GBP	200,000	291,690
Innogy Finance BV	6.500		04-20-21	GBP	200,000	296,948
Mylan NV	5.250		06-15-46		12,000	12,009
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		30,000	25,932

2SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Spain 0.4%						$267,990
Telefonica Emisiones SAU	5.375		02-02-18	GBP	100,000	129,019
Telefonica Emisiones SAU	5.597		03-12-20	GBP	100,000	138,971
Sweden 0.4%						257,402
Nordea Bank AB	2.125		11-13-19	GBP	200,000	257,402
Switzerland 1.3%						906,104
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (Q)	7.125		07-29-22		200,000	208,100
Glencore Finance Europe SA	6.500		02-27-19	GBP	50,000	68,165
UBS AG	5.125		05-15-24		357,000	365,497
UBS AG	6.625		04-11-18	GBP	200,000	264,342
United Kingdom 13.2%						9,149,520
Bank of Scotland PLC	9.375		05-15-21	GBP	250,000	402,628
Barclays Bank PLC	7.625		11-21-22		408,000	438,274
Barclays Bank PLC	10.000		05-21-21	GBP	200,000	321,554
Barclays PLC (7.250% to 3-15-23, then 5 Year British Pound Swap Rate + 6.462%) (Q)	7.250		03-15-23	GBP	250,000	314,090
BAT International Finance PLC	6.375		12-12-19	GBP	200,000	284,833
Centrica PLC	7.000		09-19-18	GBP	100,000	135,689
Close Brothers Finance PLC	3.875		06-27-21	GBP	200,000	271,737
Eversholt Funding PLC	5.831		12-02-20	GBP	200,000	288,910
Experian Finance PLC	4.750		11-23-18	GBP	200,000	264,792
FCE Bank PLC	2.625		11-20-18	GBP	200,000	254,444
Firstgroup PLC	8.125		09-19-18	GBP	200,000	273,935
Hammerson PLC	6.875		03-31-20	GBP	200,000	291,757
Heathrow Funding, Ltd.	6.250		09-10-18	GBP	200,000	267,378
Imperial Brands Finance PLC	7.750		06-24-19	GBP	200,000	286,116
Lendlease Europe Finance PLC	6.125		10-12-21	GBP	200,000	288,899
London Stock Exchange Group PLC	9.125		10-18-19	GBP	200,000	299,496
Marks & Spencer PLC	6.125		12-02-19	GBP	50,000	69,691
Motability Operations Group PLC	6.625		12-10-19	GBP	100,000	144,722
National Express Group PLC	6.625		06-17-20	GBP	150,000	217,343
National Westminster Bank PLC	6.500		09-07-21	GBP	50,000	71,797
Nationwide Building Society	6.750		07-22-20	EUR	100,000	127,557
Nationwide Building Society (6.875% to 6-20-19, then 5 Year British Pound Swap Rate + 4.880%) (Q)	6.875		06-20-19	GBP	365,000	466,791
Northern Gas Networks Finance PLC	5.875		07-08-19	GBP	200,000	277,593
Provident Financial PLC	8.000		10-23-19	GBP	200,000	283,839
Prudential PLC	1.375		01-19-18	GBP	200,000	249,679
Rio Tinto Finance USA PLC	4.125		08-21-42		94,000	95,799
Santander UK PLC	1.875		02-17-20	GBP	200,000	253,512
Severn Trent Utilities Finance PLC	6.000		01-22-18	GBP	100,000	129,870
Sky PLC	2.875		11-24-20	GBP	100,000	132,056
Southern Gas Networks PLC	5.125		11-02-18	GBP	100,000	132,963
SSE PLC	5.000		10-01-18	GBP	100,000	132,281
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (Q)(S)	7.500		04-02-22		350,000	360,287
The Great Rolling Stock Company, Ltd.	6.250		07-27-20	GBP	200,000	287,683
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		400,000	398,441
The Royal Bank of Scotland PLC	6.625		09-17-18	GBP	200,000	269,352
The Unique Pub Finance Company PLC	6.542		03-30-21	GBP	62,480	84,484
Vodafone Group PLC	8.125		11-26-18	GBP	100,000	139,590
Yorkshire Water Services Bradford Finance, Ltd.	6.000		08-21-19	GBP	100,000	139,658

SEE NOTES TO FUND'S INVESTMENTS3

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United States 8.1%						$5,654,177
21st Century Fox America, Inc.	4.750		09-15-44		67,000	68,153
Abbott Laboratories	4.900		11-30-46		48,000	49,879
Aetna, Inc.	4.125		11-15-42		42,000	41,137
Aetna, Inc.	4.375		06-15-46		19,000	19,219
Altria Group, Inc.	5.375		01-31-44		84,000	97,928
Anadarko Petroleum Corp.	4.500		07-15-44		80,000	77,306
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		69,000	74,238
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		77,000	84,599
AT&T, Inc.	4.800		06-15-44		29,000	27,369
AT&T, Inc.	5.150		03-15-42		138,000	137,444
Bank of America Corp.	5.000		01-21-44		67,000	74,071
Bank of America Corp.	6.125		09-15-21	GBP	100,000	148,735
Bank of America Corp.	7.750		04-30-18	GBP	100,000	133,933
Baxalta, Inc.	5.250		06-23-45		66,000	71,761
Boston Scientific Corp.	7.375		01-15-40		66,000	83,377
Burlington Northern Santa Fe LLC	4.150		04-01-45		109,000	110,982
Celgene Corp.	4.625		05-15-44		85,000	85,131
Charter Communications Operating LLC	6.384		10-23-35		128,000	146,313
Cigna Corp.	5.375		02-15-42		50,000	57,802
Citigroup, Inc.	5.125		12-12-18	GBP	200,000	265,648
Comcast Corp.	4.750		03-01-44		84,000	89,323
ConocoPhillips Company	5.950		03-15-46		6,000	7,402
CVS Health Corp.	5.125		07-20-45		87,000	96,978
Devon Energy Corp.	4.750		05-15-42		39,000	38,423
Dr. Pepper Snapple Group, Inc.	4.420		12-15-46		3,000	3,070
Eastman Chemical Company	4.650		10-15-44		74,000	75,832
Electronic Arts, Inc.	4.800		03-01-26		47,000	50,622
Energy Transfer Partners LP	6.125		12-15-45		72,000	79,485
Enterprise Products Operating LLC	4.900		05-15-46		72,000	75,299
EOG Resources, Inc.	3.900		04-01-35		37,000	36,017
Exelon Corp.	5.100		06-15-45		98,000	107,672
FedEx Corp.	4.750		11-15-45		27,000	28,378
Ford Motor Company	4.750		01-15-43		35,000	33,850
Fortive Corp. (S)	4.300		06-15-46		69,000	69,082
General Electric Company	6.250		09-29-20	GBP	200,000	294,979
General Motors Company	6.250		10-02-43		86,000	98,016
Halliburton Company	5.000		11-15-45		46,000	49,964
International Paper Company	5.150		05-15-46		63,000	67,322
JPMorgan Chase & Co.	5.625		08-16-43		120,000	141,050
Kinder Morgan Energy Partners LP	5.500		03-01-44		59,000	61,336
Kraft Heinz Foods Company	4.375		06-01-46		33,000	31,202
Lockheed Martin Corp.	4.700		05-15-46		90,000	98,744
Lowe's Companies, Inc.	3.700		04-15-46		58,000	55,067
MetLife, Inc.	4.600		05-13-46		39,000	41,503
MetLife, Inc.	5.250		06-29-20	GBP	200,000	284,697
Molson Coors Brewing Company	4.200		07-15-46		86,000	81,846
Mylan, Inc.	5.400		11-29-43		19,000	19,356
National Grid North America, Inc.	1.875		08-06-18	GBP	100,000	125,847
Newell Brands, Inc.	5.500		04-01-46		43,000	50,400
Noble Energy, Inc.	5.050		11-15-44		9,000	9,368
Noble Energy, Inc.	5.250		11-15-43		25,000	26,357
Occidental Petroleum Corp.	4.400		04-15-46		7,000	7,188

4SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Pacific Gas & Electric Company	4.300		03-15-45		66,000	$68,595
Pacific LifeCorp (S)	5.125		01-30-43		138,000	145,234
Reynolds American, Inc.	5.850		08-15-45		99,000	117,746
Southern Copper Corp.	5.250		11-08-42		54,000	52,853
Stryker Corp.	4.625		03-15-46		53,000	55,670
The Dow Chemical Company	4.625		10-01-44		47,000	49,635
The Home Depot, Inc.	4.400		03-15-45		114,000	122,722
The JM Smucker Company	4.375		03-15-45		119,000	120,708
The Kroger Company	3.875		10-15-46		14,000	12,832
The Southern Company	4.400		07-01-46		31,000	30,896
Time Warner, Inc.	4.850		07-15-45		67,000	66,539
Verizon Communications, Inc.	4.862		08-21-46		18,000	17,650
Verizon Communications, Inc. (S)	5.012		04-15-49		61,000	59,860
Virginia Electric & Power Company	4.650		08-15-43		153,000	168,051
Voya Financial, Inc.	5.700		07-15-43		90,000	101,050
Walgreens Boots Alliance, Inc.	4.650		06-01-46		46,000	46,962
Waste Management, Inc.	4.100		03-01-45		103,000	104,796
WestRock MWV LLC	8.200		01-15-30		30,000	40,361
Williams Partners LP	5.100		09-15-45		52,000	52,813
Zoetis, Inc.	4.700		02-01-43		28,000	28,504
U.S. Government and Agency obligations 7.1%						$4,917,189
(Cost $4,885,376)
United States 7.1%						4,917,189
U.S. Treasury Inflation Indexed Bond	1.375		02-15-44		4,240,000	4,917,189
Foreign government obligations 2.9%						$2,039,895
(Cost $2,206,398)
Indonesia 2.9%						2,039,895
Republic of Indonesia
Bond	8.250		05-15-36	IDR	13,447,000,000	1,021,766
Bond	8.375		09-15-26	IDR	12,791,000,000	1,018,129
	Yield	* (%)	Maturity date	Par value^		Value
Short-term investments 59.3%						$41,246,168
(Cost $41,244,480)
Certificate of deposit 7.2%						5,001,392
Societe Generale SA	1.180		04-21-17		2,000,000	2,000,954
Sumitomo Mitsui Banking Corp.	0.810		04-03-17		1,000,000	1,000,000
The Toronto-Dominion Bank	1.000		04-27-17		2,000,000	2,000,438
Commercial paper 11.5%						7,978,579
ABN AMRO Bank NV	1.321		07-20-17		2,000,000	1,989,710
Agence Centrale Organismes	1.098		05-30-17		1,000,000	997,065
Dekabank Deutsche Girozentrale	1.097		05-08-17		2,000,000	1,996,274
Landeskreditbank Baden-Wuerttemberg Foerderbank	0.918		05-24-17		1,000,000	997,750
NRW.BANK	0.968		04-18-17		2,000,000	1,997,780
Time deposits 21.1%						14,715,280
BNP Paribas SA	0.640		03-01-17		2,320,003	2,320,003
Credit Agricole SA	0.670		03-01-17		2,000,261	2,000,261
Danske Bank A/S	0.600		03-01-17		2,500,500	2,500,500
DZ Bank AG	0.650		03-01-17		2,582,189	2,582,189
KBC Bank NV	0.600		03-01-17		2,256,501	2,256,501
Lloyds Bank PLC	0.600		03-01-17		2,255,622	2,255,622

SEE NOTES TO FUND'S INVESTMENTS5

Global Conservative Absolute Return Fund

	Yield	* (%)	Maturity date		Par value^	Value
Time deposits (continued)
Standard Chartered PLC	0.570		03-01-17		800,204	$800,204
U.S. Government 18.7%						12,990,526
U.S. Treasury Bill	0.487		03-23-17		3,000,000	2,999,232
U.S. Treasury Bill	0.487		04-20-17		2,500,000	2,498,245
U.S. Treasury Bill	0.490		04-13-17		2,500,000	2,498,563
U.S. Treasury Bill	0.500		05-04-17		2,500,000	2,497,708
U.S. Treasury Bill	0.503		05-25-17		2,500,000	2,496,778
			Yield (%	)	Shares	Value
Money market funds 0.8%						$560,391
BlackRock Cash Fund - Prime, Institutional Class			0.6357(Y	)	560,391	560,391
Total investments (Cost $70,436,333)† 100.9%						$70,172,045
Other assets and liabilities, net (0.9%)						($606,637)
Total net assets 100.0%						$69,565,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $70,647,131. Net unrealized depreciation aggregated to $475,086, of which $258,877 related to appreciated investment securities and $733,963 related to depreciated investments.

6SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	113	Short	Jun 2017	($14,059,995)	($14,077,328)	($17,333)
Euro-BTP Italian Government Bond Futures	49	Short	Mar 2017	(6,925,809)	(6,898,403)	27,406
Euro-OAT Futures	28	Short	Mar 2017	(4,448,784)	(4,447,999)	785
U.S. Treasury Long Bond Futures	2	Short	Jun 2017	(301,062)	(303,313)	(2,251)
Ultra U.S. Treasury Bond Futures	24	Short	Jun 2017	(3,836,437)	(3,882,750)	(46,313)
						($37,706)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	3,642,704	NOK	23,400,000	Goldman Sachs Bank USA	4/28/2017	—	($3,138)	($3,138)
AUD	1,861,946	NOK	11,900,000	HSBC Bank USA	4/28/2017	$5,647	—	5,647
AUD	5,700,000	USD	4,307,490	Citigroup	4/12/2017	$58,493	—	58,493
EUR	3,881,963	SEK	36,900,000	Citigroup	4/11/2017	23,816	—	23,816
EUR	1,240,000	USD	1,322,347	Bank National Paris	5/19/2017	—	(3,885)	(3,885)
GBP	1,607,649	USD	2,010,000	Barclays Capital	4/12/2017	—	(13,021)	(13,021)
GBP	588,707	USD	737,000	HSBC Bank USA	4/12/2017	—	(5,724)	(5,724)
GBP	3,048,666	USD	3,801,446	Citigroup	4/13/2017	—	(14,396)	(14,396)
IDR	38,700,000,000	USD	2,881,246	HSBC Bank USA	5/19/2017	—	(6,300)	(6,300)
INR	216,700,000	USD	3,158,432	Deutsche Bank	4/13/2017	70,262	—	70,262
JPY	105,000,000	USD	930,414	Barclays Capital	5/10/2017	6,999	—	6,999
JPY	621,000,000	USD	5,510,204	Merrill Lynch	5/10/2017	33,925	—	33,925
KRW	2,600,000,000	USD	2,260,280	Barclays Capital	5/10/2017	40,676	—	40,676
KRW	3,680,000,000	USD	3,221,986	Deutsche Bank	4/13/2017	33,846	—	33,846
NOK	35,300,000	AUD	5,662,587	Citigroup	4/28/2017	—	(123,442)	(123,442)
SEK	36,900,000	EUR	3,879,620	Citigroup	4/11/2017	—	(21,329)	(21,329)
SEK	15,800,000	EUR	1,653,365	UBS Warburg	5/29/2017	—	(725)	(725)
SGD	1,990,000	USD	1,420,637	Citigroup	5/19/2017	—	(2)	(2)
SGD	1,120,000	USD	789,661	Morgan Stanley	5/19/2017	9,892	—	9,892
USD	4,149,704	AUD	5,700,000	Societe General	4/12/2017	—	(216,279)	(216,279)
USD	2,513	EUR	2,343	Citigroup	4/11/2017	26	—	26
USD	253,790	EUR	238,848	HSBC Bank USA	4/13/2017	244	—	244
USD	2,837,706	EUR	2,663,746	Royal Bank of Scotland	5/19/2017	5,409	—	5,409
USD	4,145,766	GBP	3,360,475	Societe General	4/12/2017	—	(28,529)	(28,529)
USD	331,472	GBP	264,940	Bank National Paris	4/13/2017	2,365	—	2,365
USD	16,444,253	GBP	13,271,372	Morgan Stanley	4/13/2017	—	(41,433)	(41,433)
USD	519,511	GBP	413,000	Citigroup	5/4/2017	6,259	—	6,259
USD	2,871,559	IDR	38,700,000,000	HSBC Bank USA	5/19/2017	—	(3,387)	(3,387)
USD	1,128,243	INR	76,100,000	Deutsche Bank	4/13/2017	—	(5,599)	(5,599)
USD	2,193,527	JPY	249,000,000	HSBC Bank USA	5/10/2017	—	(29,481)	(29,481)
USD	290,895	JPY	33,000,000	Merrill Lynch	5/19/2017	—	(3,840)	(3,840)
USD	3,085,695	KRW	3,680,000,000	Deutsche Bank	4/13/2017	—	(170,137)	(170,137)
USD	6,385,911	KRW	7,430,000,000	Barclays Capital	5/10/2017	—	(189,513)	(189,513)
USD	2,099,532	NZD	2,920,000	Citigroup	4/13/2017	—	(994)	(994)
USD	1,126	SEK	10,000	Merrill Lynch	5/19/2017	13	—	13
USD	2,186,862	SGD	3,110,000	Morgan Stanley	5/19/2017	—	(33,326)	(33,326)
						$297,872	($914,480)	($616,608)

SEE NOTES TO FUND'S INVESTMENTS7

Global Conservative Absolute Return Fund

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency		USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	39,800,000		GBP	49,853,446	Fixed 0.9340%	6 Month LIBOR	Semi- Annual	Semi- Annual	Nov 2019	($23,799)	($88,801)	($112,600)
Centrally cleared	67,800,000		GBP	84,332,554	6 Month LIBOR	Fixed 0.9340%	Semi- Annual	Semi- Annual	Nov 2019	—	191,815	191,815
Centrally cleared	8,950,000		GBP	11,210,762	Fixed 0.9590%	6 Month LIBOR	Semi- Annual	Semi- Annual	Dec 2019	(7,516)	(20,009)	(27,525)
Centrally cleared	64,900,000		GBP	82,601,502	6 Month LIBOR	Fixed 0.9590%	Semi- Annual	Semi- Annual	Dec 2019	—	199,596	199,596
Centrally cleared	28,800,000		GBP	35,736,444	6 Month LIBOR	Fixed 0.7625%	Semi- Annual	Semi- Annual	Feb 2020	—	—	—
Centrally cleared	89,000,000		SEK	9,956,649	Fixed 0.3275%	3 Month STIBOR	Quarterly	Annual	Dec 2020	29,646	(29,442)	204
Centrally cleared	245,000,000		SEK	26,422,359	3 Month STIBOR	Fixed 0.3275%	Annual	Quarterly	Dec 2020	—	(562)	(562)
Centrally cleared	6,970,000		EUR	7,414,026	Fixed 0.7682%	6 Month EURIBOR	Semi- Annual	Annual	Feb 2027	—	(80,082)	(80,082)
Centrally cleared	4,290,000		EUR	4,539,683	Fixed 0.7227%	6 Month EURIBOR	Semi- Annual	Annual	Feb 2027	—	(26,197)	(26,197)
Centrally cleared	650,000,000		JPY	5,718,307	Fixed (0.0100%)	6 Month LIBOR	Semi- Annual	Semi- Annual	Jul 2028	233,131	(27,669)	205,462
Centrally cleared	800,000,000		JPY	7,962,972	6 Month LIBOR	Fixed (0.0100%)	Semi- Annual	Semi- Annual	Jul 2028	—	(252,877)	(252,877)
Centrally cleared	45,600,000		JPY	429,561	6 Month LIBOR	Fixed 0.0900%	Semi- Annual	Semi- Annual	Jul 2028	—	(10,481)	(10,481)
Centrally cleared	270,000,000		JPY	2,649,657	6 Month LIBOR	Fixed 0.1750%	Semi- Annual	Semi- Annual	Aug 2028	—	(42,655)	(42,655)
Centrally cleared	511,000,000		JPY	5,056,152	6 Month LIBOR	Fixed 0.1575%	Semi- Annual	Semi- Annual	Oct 2028	—	(93,441)	(93,441)
Centrally cleared	99,600,000		JPY	951,244	6 Month LIBOR	Fixed 0.2100%	Semi- Annual	Semi- Annual	Nov 2028	—	(14,171)	(14,171)
Centrally cleared	145,000,000		JPY	1,267,427	6 Month LIBOR	Fixed 0.3125%	Semi- Annual	Semi- Annual	Dec 2028	—	(8,345)	(8,345)
Centrally cleared	4,830,000		GBP	6,076,160	Fixed 1.7500%	6 Month LIBOR	Semi- Annual	Semi- Annual	Jan 2029	—	(199,695)	(199,695)
Centrally cleared	3,480,000		GBP	4,359,045	6 Month LIBOR	Fixed 1.7500%	Semi- Annual	Semi- Annual	Jan 2029	58,246	85,634	143,880
Centrally cleared	4,470,000		GBP	5,578,992	Fixed 1.7340%	6 Month LIBOR	Semi- Annual	Semi- Annual	Feb 2029	—	(175,628)	(175,628)
Centrally cleared	3,030,000		GBP	3,759,772	Fixed 1.4385%	6 Month LIBOR	Semi- Annual	Semi- Annual	Feb 2029	—	—	—
Centrally cleared	7,450,000		EUR	7,894,040	Fixed 0.9100%	6 Month EURIBOR	Semi- Annual	Annual	Sep 2030	446,940	(106,403)	340,537
Centrally cleared	9,520,000		EUR	10,667,623	6 Month EURIBOR	Fixed 0.9100%	Annual	Semi- Annual	Sep 2030	—	(435,156)	(435,156)
Centrally cleared	4,640,000		EUR	5,204,478	6 Month EURIBOR	Fixed 0.8340%	Annual	Semi- Annual	Sep 2030	—	(248,182)	(248,182)
Centrally cleared	1,250,000		EUR	1,373,068	6 Month EURIBOR	Fixed 1.1620%	Annual	Semi- Annual	Nov 2030	—	(27,022)	(27,022)
Centrally cleared	5,970,000		EUR	6,377,183	6 Month EURIBOR	Fixed 1.3880%	Annual	Semi- Annual	Nov 2030	—	4,148	4,148
Centrally cleared	400,000,000		JPY	3,981,486	Fixed 0.1850%	6 Month LIBOR	Semi- Annual	Semi- Annual	Jul 2038	—	407,913	407,913
Centrally cleared	325,000,000		JPY	2,859,154	6 Month LIBOR	Fixed 0.1850%	Semi- Annual	Semi- Annual	Jul 2038	(351,896)	20,467	(331,429)

8SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

Interest rate swaps (continued)

Centrally cleared	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	29,900,000	JPY	281,664	Fixed 0.3588%	6 Month LIBOR	Semi- Annual	Semi- Annual	Jul 2038	—	21,622	21,622
Centrally cleared	142,000,000	JPY	1,393,523	Fixed 0.4700%	6 Month LIBOR	Semi- Annual	Semi- Annual	Aug 2038	—	76,116	76,116
Centrally cleared	257,000,000	JPY	2,542,918	Fixed 0.4350%	6 Month LIBOR	Semi- Annual	Semi- Annual	Oct 2038	—	156,818	156,818
Centrally cleared	57,300,000	JPY	547,252	Fixed 0.5325%	6 Month LIBOR	Semi- Annual	Semi- Annual	Nov 2038	—	25,831	25,831
Centrally cleared	83,500,000	JPY	729,863	Fixed 0.6675%	6 Month LIBOR	Semi- Annual	Semi- Annual	Dec 2038	—	18,921	18,921
Centrally cleared	3,500,000	EUR	3,921,920	Fixed 0.9560%	6 Month EURIBOR	Semi- Annual	Annual	Sep 2050	—	506,169	506,169
Centrally cleared	3,270,000	EUR	3,464,901	6 Month EURIBOR	Fixed 0.9560%	Annual	Semi- Annual	Sep 2050	(578,331)	105,426	(472,905)
Centrally cleared	1,620,000	EUR	1,817,081	Fixed 0.8830%	6 Month EURIBOR	Semi- Annual	Annual	Sep 2050	—	265,424	265,424
Centrally cleared	770,000	EUR	845,810	Fixed 1.1920%	6 Month EURIBOR	Semi- Annual	Annual	Nov 2050	—	64,410	64,410
Centrally cleared	2,490,000	EUR	2,659,830	Fixed 1.4040%	6 Month EURIBOR	Semi- Annual	Annual	Nov 2050	—	71,039	71,039
Centrally cleared	558,000	EUR	595,778	Fixed 1.7290%	6 Month EURIBOR	Semi- Annual	Annual	Feb 2051	—	(30,205)	(30,205)
			$413,034,286						($193,579)	$304,326	$110,747

Credit default swaps - Buyer

Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.NA.HY. Series 27 Version 1	1,841,400	USD	$1,841,400	(5.000%)	Quarterly	Dec 2021	($138,326)	($22,541)	($160,867)
Centrally cleared	iTraxx Europe Senior Financials Series 26 Version 1	1,270,000	EUR	1,337,757	(5.000%)	Quarterly	Dec 2021	(123,775)	(11,541)	(135,316)
Centrally cleared	iTraxx Europe Senior Financials Series 26 Version 1	3,820,000	EUR	4,023,806	(5.000%)	Quarterly	Dec 2021	(372,414)	(34,600)	(407,014)
				$7,202,963				($634,515)	($68,682)	($703,197)

Credit default swaps - Seller

Centrally cleared	Reference obligation	Implied credit spread and/or credit rating at 2-28-17	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.NA.HYYS Series 27 Version 1	3.161%	5,360,000	USD	$5,360,000	5.000%	Quarterly	Dec 2021	$312,960	$155,296	$468,256
Centrally cleared	iTraxx Europe Senior Financials Series 26 Version 1	2.916%	449,000	EUR	475,762	5.000%	Quarterly	Dec 2021	42,277	5,563	47,840
Centrally cleared	iTraxx Europe Senior Financials Series 26 Version 1	2.916%	3,820,000	EUR	4,100,780	5.000%	Quarterly	Dec 2021	256,188	150,826	407,014
					$9,936,542				$611,425	$311,685	$923,110

SEE NOTES TO FUND'S INVESTMENTS9

Global Conservative Absolute Return Fund

Inflation swaps

Counterparty	Notional amount	Currency		USD notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Barclays	5,740,000		GBP	$7,164,075	Fixed 3.6500%	UK- RPI	At Maturity	At Maturity	Feb 2020	—	($25,173)	($25,173)
Barclays	5,740,000		GBP	7,164,075	UK- RPI	Fixed 3.6200%	At Maturity	At Maturity	Feb 2023	—	64,417	64,417
Citibank N.A.	1,360,000		USD	1,360,000	USA- CPI-U	Fixed 2.0150%	At Maturity	At Maturity	Nov 2021	—	(14,465)	(14,465)
Citibank N.A.	294,000		USD	294,000	Fixed 1.9150%	USA- CPI-U	At Maturity	At Maturity	Mar 2046	—	34,583	34,583
Citibank N.A.	1,360,000		USD	1,360,000	Fixed 2.3475%	USA- CPI-U	At Maturity	At Maturity	Nov 2046	—	(5,160)	(5,160)
Merrill Lynch	10,350,000		GBP	13,115,544	UK-RPI	Fixed 3.5550%	At Maturity	At Maturity	Dec 2021	—	(6,954)	(6,954)
Merrill Lynch	4,570,000		GBP	5,791,114	Fixed 3.5590%	UK-RPI	At Maturity	At Maturity	Dec 2026	—	(30,442)	(30,442)
Morgan Stanley & Company, Inc.	2,709,756		GBP	3,430,158	Fixed 3.6400%	UK-RPI	At Maturity	At Maturity	Feb 2020	—	(10,810)	(10,810)
Morgan Stanley & Company, Inc.	7,097,561		GBP	8,984,482	Fixed 3.6400%	UK-RPI	At Maturity	At Maturity	Feb 2020	—	(28,314)	(28,314)
Morgan Stanley & Company, Inc.	7,097,561		GBP	8,984,482	Fixed 3.6400%	UK-RPI	At Maturity	At Maturity	Feb 2020	—	(28,314)	(28,314)
Morgan Stanley & Company, Inc.	9,900,000		USD	9,900,000	USA- CPI-U	Fixed 1.5600%	At Maturity	At Maturity	Mar 2021	—	(307,118)	(307,118)
Morgan Stanley & Company, Inc.	640,000		USD	640,000	USA- CPI-U	Fixed 1.6650%	At Maturity	At Maturity	Jun 2021	—	(19,188)	(19,188)
Morgan Stanley & Company, Inc.	1,920,000		USD	1,920,000	USA- CPI-U	Fixed 1.5750%	At Maturity	At Maturity	Sep 2021	—	(59,755)	(59,755)
Morgan Stanley & Company, Inc.	11,400,000		USD	11,400,000	USA- CPI-U	Fixed 1.5750%	At Maturity	At Maturity	Sep 2021	—	(354,793)	(354,793)
Morgan Stanley & Company, Inc.	2,000,000		GBP	2,531,710	UK-RPI	Fixed 3.6250%	At Maturity	At Maturity	Feb 2023	—	23,308	23,308
Morgan Stanley & Company, Inc.	7,097,561		GBP	8,984,482	UK-RPI	Fixed 3.6275%	At Maturity	At Maturity	Feb 2023	—	84,246	84,246
Morgan Stanley & Company, Inc.	7,807,317		GBP	9,882,930	UK-RPI	Fixed 3.6375%	At Maturity	At Maturity	Feb 2023	—	99,409	99,409
Morgan Stanley & Company, Inc.	3,760,000		EUR	3,978,836	EUR- EXT-CPI	Fixed 1.4900%	At Maturity	At Maturity	Feb 2027	—	8,695	8,695
Morgan Stanley & Company, Inc.	6,020,000		EUR	6,403,506	EUR- EXT-CPI	Fixed 1.5110%	At Maturity	At Maturity	Feb 2027	—	28,566	28,566
Morgan Stanley & Company, Inc.	640,000		USD	640,000	Fixed 1.9600%	USA- CPI-U	At Maturity	At Maturity	Jun 2046	—	70,316	70,316
Morgan Stanley & Company, Inc.	1,920,000		USD	1,920,000	Fixed 1.9725%	USA- CPI-U	At Maturity	At Maturity	Sep 2046	—	198,883	198,883
UBS AG	648,000		USD	648,000	Fixed 2.3650%	USA- CPI-U	At Maturity	At Maturity	Dec 2046	—	(6,143)	(6,143)
				$116,497,394						—	($284,205)	($284,205)

10SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

Derivatives currency abbreviations
AUD	Australian Dollar		INR	Indian Rupee		NZD	New Zealand Dollar
EUR	Euro		JPY	Japanese Yen		SEK	Swedish Krona
GBP	British Pound		KRW	South Korean Won		SGD	Singapore Dollar
IDR	Indonesian Rupiah		NOK	Norwegian Krone		USD	United States Dollar

Derivative abbreviations
CPI	Consumer Price Index	LIBOR		London Interbank Offered Rate	STIBOR		Stockholm Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate		RPI	Retail Price Index

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$21,968,793	—	$21,968,793	—
U.S. Government and Agency obligations	4,917,189	—	4,917,189	—
Foreign government obligations	2,039,895	—	2,039,895	—
Short-term investments	41,246,168	$560,391	39,685,777	$1,000,000
Total investments in securities	$70,172,045	$560,391	$68,611,654	$1,000,000
Other financial instruments:
Futures	($37,706)	($37,706)	—	—
Forward foreign currency contracts	(616,608)	—	($616,608)	—
Interest rate swaps	110,747	—	110,747	—
Credit default swaps	219,913	—	219,913	—
Inflation swaps	(284,205)	—	(284,205)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

       12

During the period ended February 28, 2017, the fund used futures contracts to manage against anticipated interest rate changes, to maintain diversity of the fund, to manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, to gain exposure to foreign currency and to maintain diversity of the fund.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended February 28, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and as a substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2017, the fund used CDS as a Buyer of protection to manage credit exposure.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended February 28, 2017 to take a long position in the exposure of the benchmark credit.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended February 28, 2017 to manage duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q3	02/17
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		4/17

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsGlobal Short Duration Credit Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 71.2%						$233,961,089
(Cost $229,003,611)
Argentina 0.7%						2,201,900
YPF SA (S)	8.500		03-23-21		2,000,000	2,201,900
Australia 0.1%						330,800
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22		320,000	330,800
Austria 0.7%						2,448,438
JBS Investments GmbH (S)	7.750		10-28-20		1,125,000	1,189,688
Sappi Papier Holding GmbH (S)	7.750		07-15-17		1,250,000	1,258,750
Barbados 0.1%						425,652
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21		400,000	425,652
Bermuda 0.3%						996,765
Weatherford International, Ltd.	7.750		06-15-21		924,000	996,765
Brazil 2.7%						8,994,931
Banco BTG Pactual SA (S)	5.750		09-28-22		1,920,000	1,855,200
Banco do Brasil SA (S)	5.375		01-15-21		1,000,000	1,040,000
Braskem Finance, Ltd. (S)	5.750		04-15-21		1,000,000	1,057,700
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250		12-16-20		1,000,000	1,022,500
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	513,500
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		841,200	304,935
Petrobras Global Finance BV	4.875		03-17-20		1,430,000	1,470,755
Tam Capital, Inc.	7.375		04-25-17		500,000	500,625
Vale Overseas, Ltd.	5.875		06-10-21		1,135,000	1,229,716
Canada 1.8%						5,758,276
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	827,000
Gateway Casinos & Entertainment, Ltd. (S)	8.250		03-01-24		795,000	807,919
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23		1,095,000	1,118,269
Lundin Mining Corp. (S)	7.500		11-01-20		640,000	680,000
Mercer International, Inc.	7.000		12-01-19		1,010,000	1,045,350
Norbord, Inc. (S)	6.250		04-15-23		805,000	851,288
Tervita Escrow Corp. (S)	7.625		12-01-21		410,000	428,450
Cayman Islands 0.9%						3,042,614
Biostime International Holdings, Ltd.	7.250		06-21-21		1,000,000	1,050,147
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22		405,000	422,213
Times Property Holdings, Ltd.	11.450		03-05-20		1,400,000	1,570,254
China 6.0%						19,684,715
Agile Group Holdings, Ltd.	8.375		02-18-19		2,700,000	2,816,716
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		1,000,000	1,010,000
Future Land Development Holdings, Ltd.	6.250		11-12-17		2,000,000	2,034,316
Huarong Finance II Company, Ltd.	3.250		06-03-21		2,800,000	2,773,098
KWG Property Holding, Ltd.	8.975		01-14-19		1,000,000	1,047,543
Logan Property Holdings Company, Ltd.	9.750		12-08-17		1,500,000	1,563,750
Parkson Retail Group, Ltd.	4.500		05-03-18		3,000,000	2,969,844
Times Property Holdings, Ltd.	12.625		03-21-19		2,000,000	2,142,514
West China Cement, Ltd.	6.500		09-11-19		3,200,000	3,326,934
Colombia 0.6%						2,053,600
Transportadora de Gas Internacional SA ESP (S)	5.700		03-20-22		2,000,000	2,053,600
France 0.4%						1,446,361
SFR Group SA (S)	6.250		05-15-24		1,425,000	1,446,361

2SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Guatemala 0.5%						$1,584,375
Comcel Trust (S)	6.875		02-06-24		1,500,000	1,584,375
Hong Kong 3.7%						12,001,575
Bestgain Real Estate, Ltd.	2.625		03-13-18		3,400,000	3,396,743
Biostime International Holdings, Ltd. (S)	7.250		06-21-21		1,100,000	1,155,162
FPT Finance, Ltd.	6.375		09-28-20		2,500,000	2,712,500
MCE Finance, Ltd.	5.000		02-15-21		3,000,000	3,030,000
RKI Overseas Finance 2016 A, Ltd.	5.000		08-09-19		500,000	508,983
Zoomlion HK SPV Company, Ltd.	6.875		04-05-17		1,200,000	1,198,187
India 3.4%						11,062,528
Greenko Investment Company (S)	4.875		08-16-23		600,000	578,560
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375		04-30-22		1,850,000	1,851,856
JSW Steel, Ltd.	4.750		11-12-19		2,000,000	2,014,960
State Bank of India (6.439% to 5-15-17, then 6 month LIBOR + 2.200%) (Q)	6.439		05-15-17		3,000,000	3,001,152
Vedanta Resources PLC	6.000		01-31-19		2,700,000	2,781,000
Vedanta Resources PLC	7.125		05-31-23		800,000	835,000
Indonesia 3.9%						12,852,934
Bukit Makmur Mandiri Utama PT (S)	7.750		02-13-22		1,700,000	1,740,550
Indo Energy Finance BV	7.000		05-07-18		1,250,000	1,231,875
Indo Energy Finance II BV	6.375		01-24-23		2,000,000	1,840,000
MPM Global Pte, Ltd.	6.750		09-19-19		2,500,000	2,600,625
Perusahaan Gas Negara Persero Tbk PT	5.125		05-16-24		3,000,000	3,165,084
Star Energy Geothermal Wayang Windu, Ltd.	6.125		03-27-20		2,200,000	2,274,800
Ireland 0.6%						1,999,570
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		1,200,000	1,285,500
Ardagh Packaging Finance PLC (P)(S)	3.963		12-15-19		358,108	365,270
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		320,000	348,800
Jamaica 0.2%						682,297
Digicel, Ltd. (S)	6.000		04-15-21		345,000	318,897
Digicel, Ltd. (S)	6.750		03-01-23		395,000	363,400
Luxembourg 2.1%						6,736,031
Actavis Funding SCS	2.350		03-12-18		400,000	402,843
Altice Financing SA (S)	6.500		01-15-22		1,000,000	1,046,250
ARD Finance SA, PIK (S)	7.125		09-15-23		775,000	808,906
Intelsat Jackson Holdings SA	5.500		08-01-23		905,000	750,019
Intelsat Jackson Holdings SA	7.500		04-01-21		890,000	814,350
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,220,000	1,195,600
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,650,000	1,718,063
Mauritius 1.1%						3,444,880
Greenko Investment Company	4.875		08-16-23		1,000,000	964,266
HT Global IT Solutions Holdings, Ltd.	7.000		07-14-21		2,400,000	2,480,614
Mexico 2.4%						7,831,980
America Movil SAB de CV	6.000		06-09-19	MXN	28,210,000	1,344,684
America Movil SAB de CV	7.125		12-09-24	MXN	13,000,000	605,306
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		1,000,000	1,040,000
Nemak SAB de CV (S)	5.500		02-28-23		950,000	969,000
Petroleos Mexicanos	5.500		01-21-21		820,000	866,535
Petroleos Mexicanos	6.000		03-05-20		530,000	568,955
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		2,500,000	2,437,500

SEE NOTES TO FUND'S INVESTMENTS3

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
Netherlands 1.2%					$3,932,826
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20	1,060,000	1,054,700
Jababeka International BV	6.500		10-05-23	2,800,000	2,878,126
Peru 0.3%					1,028,750
Inkia Energy, Ltd. (S)	8.375		04-04-21	1,000,000	1,028,750
Russia 0.9%					3,026,744
ALROSA Finance SA (S)	7.750		11-03-20	850,000	973,250
Severstal OAO (S)	5.900		10-17-22	1,000,000	1,095,030
VimpelCom Holdings BV (S)	7.504		03-01-22	855,000	958,464
Singapore 2.9%					9,563,579
Global Logistic Properties, Ltd.	3.875		06-04-25	1,200,000	1,132,818
Pratama Agung Pte, Ltd.	6.250		02-24-20	3,000,000	3,151,263
TBG Global Pte, Ltd.	5.250		02-10-22	3,200,000	3,296,848
Theta Capital Pte, Ltd.	6.750		10-31-26	2,000,000	1,982,650
South Africa 0.2%					708,750
AngloGold Ashanti Holdings PLC	5.375		04-15-20	675,000	708,750
United Arab Emirates 0.1%					415,800
Dubai Electricity & Water Authority (S)	7.375		10-21-20	360,000	415,800
United States 33.4%					109,704,418
Activision Blizzard, Inc. (S)	6.125		09-15-23	1,000,000	1,087,000
Ahern Rentals, Inc. (S)	7.375		05-15-23	960,000	892,800
Aircastle, Ltd.	5.125		03-15-21	480,000	512,400
Alliance Data Systems Corp. (S)	5.375		08-01-22	700,000	696,500
Antero Midstream Partners LP (S)	5.375		09-15-24	825,000	837,375
Antero Resources Corp.	5.125		12-01-22	990,000	994,950
BBVA Bancomer SA (S)	6.500		03-10-21	1,000,000	1,086,250
Beazer Homes USA, Inc.	7.500		09-15-21	1,025,000	1,066,000
Cablevision Systems Corp.	7.750		04-15-18	1,500,000	1,575,000
Cablevision Systems Corp.	8.000		04-15-20	1,000,000	1,105,000
Cablevision Systems Corp.	8.625		09-15-17	475,000	489,844
CCO Holdings LLC	5.125		02-15-23	1,600,000	1,666,000
Cemex Finance LLC (S)	9.375		10-12-22	1,250,000	1,357,813
Cengage Learning, Inc. (S)	9.500		06-15-24	500,000	450,000
Chester Downs & Marina LLC (S)	9.250		02-01-20	1,155,000	1,161,491
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20	1,000,000	1,057,560
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	650,000	673,153
CNH Industrial Capital LLC	3.875		07-16-18	1,000,000	1,022,500
CNO Financial Group, Inc.	4.500		05-30-20	1,420,000	1,473,250
Community Health Systems, Inc.	5.125		08-01-21	720,000	707,400
Community Health Systems, Inc.	6.875		02-01-22	60,000	52,725
Community Health Systems, Inc.	7.125		07-15-20	500,000	470,000
Community Health Systems, Inc.	8.000		11-15-19	765,000	747,788
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,200,000	1,158,000
CSI Compressco LP	7.250		08-15-22	1,855,000	1,790,075
DaVita, Inc.	5.750		08-15-22	1,535,000	1,600,238
Dominion Resources, Inc.	2.500		12-01-19	1,065,000	1,076,339
Eldorado Resorts, Inc.	7.000		08-01-23	1,415,000	1,503,438
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24	400,000	439,000
Energy Transfer Partners LP	2.500		06-15-18	1,050,000	1,057,478
Enova International, Inc.	9.750		06-01-21	1,125,000	1,157,063

4SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Ford Motor Credit Company LLC	2.551		10-05-18	1,010,000	$1,018,206
Freeport-McMoRan, Inc. (S)	6.875		02-15-23	750,000	791,250
Frontier Communications Corp.	7.125		01-15-23	1,205,000	1,090,525
HCA Holdings, Inc.	6.250		02-15-21	1,000,000	1,088,750
HCA, Inc.	7.500		02-15-22	950,000	1,096,063
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	700,000	738,500
International Game Technology PLC (S)	5.625		02-15-20	1,250,000	1,321,875
Iron Mountain, Inc.	6.000		08-15-23	1,500,000	1,587,600
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	725,000	744,938
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	385,000	364,788
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	785,000	788,925
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	1,425,000	1,428,563
Level 3 Financing, Inc.	5.625		02-01-23	975,000	1,006,688
MDC Partners, Inc. (S)	6.500		05-01-24	950,000	919,125
MEDNAX, Inc. (S)	5.250		12-01-23	500,000	516,875
MGIC Investment Corp.	5.750		08-15-23	610,000	649,650
MHGE Parent LLC (S)	8.500		08-01-19	1,025,000	1,014,750
Micron Technology, Inc. (S)	7.500		09-15-23	3,270,000	3,646,050
Microsoft Corp.	1.850		02-06-20	1,540,000	1,545,718
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	1,315,000	1,347,980
MPLX LP	4.500		07-15-23	1,275,000	1,337,548
Nationstar Mortgage LLC	6.500		08-01-18	645,000	654,675
Nationstar Mortgage LLC	7.875		10-01-20	600,000	625,500
NCR Corp.	5.875		12-15-21	1,000,000	1,047,500
Neiman Marcus Group, Ltd. LLC (S)	8.000		10-15-21	695,000	436,113
Newfield Exploration Company	5.750		01-30-22	750,000	800,625
NRG Energy, Inc.	6.250		07-15-22	1,905,000	1,935,956
NRG Yield Operating LLC	5.375		08-15-24	1,010,000	1,035,250
Oasis Petroleum, Inc.	6.875		03-15-22	515,000	525,300
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,195,000	1,248,775
Platform Specialty Products Corp. (S)	10.375		05-01-21	1,500,000	1,685,625
Post Holdings, Inc. (S)	5.500		03-01-25	590,000	601,800
PVH Corp.	4.500		12-15-22	1,010,000	1,022,625
Quorum Health Corp. (S)	11.625		04-15-23	825,000	789,938
Radian Group, Inc.	7.000		03-15-21	585,000	652,275
Rain CII Carbon LLC (S)	8.000		12-01-18	775,000	774,031
Rain CII Carbon LLC (S)	8.250		01-15-21	15,000	15,413
Resolute Energy Corp.	8.500		05-01-20	730,000	744,600
Revlon Consumer Products Corp.	5.750		02-15-21	1,650,000	1,662,375
Reynolds Group Issuer, Inc.	5.750		10-15-20	385,000	396,550
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24	650,000	699,156
Rialto Holdings LLC (S)	7.000		12-01-18	1,103,000	1,122,303
Rite Aid Corp.	9.250		03-15-20	680,000	702,100
Sanchez Energy Corp.	6.125		01-15-23	645,000	619,200
SBA Communications Corp.	4.875		07-15-22	1,265,000	1,291,881
Scientific Games International, Inc. (S)	7.000		01-01-22	650,000	691,438
Select Medical Corp.	6.375		06-01-21	1,000,000	1,006,250
Simmons Foods, Inc. (S)	7.875		10-01-21	500,000	526,250
SPL Logistics Escrow LLC (S)	8.875		08-01-20	590,000	520,675
Springleaf Finance Corp.	6.900		12-15-17	2,800,000	2,887,500
Sprint Communications, Inc.	6.000		11-15-22	500,000	517,445
Sprint Corp.	7.875		09-15-23	815,000	906,688
Standard Industries, Inc. (S)	5.375		11-15-24	455,000	467,695
Standard Industries, Inc. (S)	6.000		10-15-25	700,000	743,750

SEE NOTES TO FUND'S INVESTMENTS5

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		800,000	$852,000
Stearns Holdings LLC (S)	9.375		08-15-20		1,010,000	1,015,050
T-Mobile USA, Inc.	6.000		03-01-23		1,500,000	1,586,250
T-Mobile USA, Inc.	6.500		01-15-26		1,170,000	1,285,538
T-Mobile USA, Inc.	6.625		04-01-23		365,000	387,630
Talen Energy Supply LLC (S)	4.625		07-15-19		615,000	598,088
Tallgrass Energy Partners LP (S)	5.500		09-15-24		865,000	873,650
Targa Resources Partners LP	5.000		01-15-18		1,000,000	1,014,375
Team Health Holdings, Inc. (S)	6.375		02-01-25		840,000	833,700
Teekay Offshore Partners LP	6.000		07-30-19		995,000	895,500
Tesoro Corp. (S)	4.750		12-15-23		825,000	853,875
Tesoro Logistics LP	6.125		10-15-21		1,125,000	1,174,219
Tesoro Logistics LP	6.250		10-15-22		1,435,000	1,535,450
Textron Financial Corp. (P)(S)	2.774		02-15-67		1,425,000	1,066,969
The Chemours Company	6.625		05-15-23		645,000	687,731
The Goodyear Tire & Rubber Company	7.000		05-15-22		1,590,000	1,661,550
The Kenan Advantage Group, Inc. (S)	7.875		07-31-23		1,000,000	1,035,000
The Scotts Miracle-Gro Company	6.000		10-15-23		510,000	543,466
Tops Holding LLC (S)	8.000		06-15-22		440,000	363,000
Tronox Finance LLC	6.375		08-15-20		700,000	712,250
Tronox Finance LLC (S)	7.500		03-15-22		305,000	318,725
WellCare Health Plans, Inc.	5.750		11-15-20		545,000	562,781
Whiting Petroleum Corp.	5.750		03-15-21		810,000	805,950
Whiting Petroleum Corp.	6.250		04-01-23		720,000	721,800
Williams Partners LP	4.875		03-15-24		1,225,000	1,265,067
Windstream Services LLC	7.500		06-01-22		2,000,000	1,980,000
XPO Logistics, Inc. (S)	6.500		06-15-22		675,000	708,750
Capital preferred securities 0.2%						$746,000
(Cost $782,081)
United States 0.2%						746,000
ILFC E-Capital Trust II (P)(S)	4.920		12-21-65		800,000	746,000
Foreign government obligations 1.7%						$5,718,718
(Cost $5,816,156)
Argentina 0.7%						2,474,150
Provincia de Buenos Aires (S)	9.125		03-16-24		300,000	331,500
Republic of Argentina (S)	5.625		01-26-22		1,065,000	1,075,650
Republic of Argentina (S)	6.875		04-22-21		1,000,000	1,067,000
Bahrain 0.2%						528,450
Kingdom of Bahrain (S)	5.875		01-26-21		500,000	528,450
Mexico 0.1%						505,973
Government of Mexico	10.000		12-05-24	MXN	8,740,000	505,973
Qatar 0.4%						1,166,188
Government of Qatar (S)	2.375		06-02-21		1,175,000	1,166,188
Sri Lanka 0.3%						1,043,957
Republic of Sri Lanka	6.000		01-14-19		1,000,000	1,043,957
Term loans (M) 14.8%						$48,456,244
(Cost $48,825,323)
Canada 0.3%						1,006,694
Lions Gate Entertainment Corp.	3.773		12-08-23	999,200		1,006,694

6SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)		Maturity date	Par value^	Value
Germany 0.9%						$2,867,722
Mauser Holding SARL	4.500			07-31-21	1,366,025	1,366,312
Mauser Holding SARL	8.750			07-31-22	1,500,000	1,501,410
Ireland 0.5%						1,637,853
Avolon Holdings, Ltd. (T)			TBD	01-13-22	1,610,000	1,637,853
Luxembourg 0.4%						1,450,036
Mallinckrodt International Finance SA	3.498			03-19-21	1,448,834	1,450,036
Netherlands 0.2%						493,139
Tronox Pigments Holland BV	4.500			03-19-20	489,848	493,139
United States 12.5%						41,000,800
Albertsons LLC	4.247			12-22-22	1,791,011	1,815,441
Ancestry.com Operations, Inc.	4.250			10-19-23	1,143,000	1,155,859
Arclin US Holdings, Inc.	5.250			02-01-24	1,465,000	1,481,481
Asurion LLC	4.250			08-04-22	428,798	433,892
Asurion LLC	5.000			08-04-22	267,626	270,805
Avaya, Inc.	4.983			01-24-18	82,069	84,695
Avaya, Inc. (H)	6.314			05-29-20	1,149,704	917,751
Builders FirstSource, Inc.	4.750			07-31-22	1,053,108	1,052,455
CareCore National LLC	5.500			03-05-21	530,341	532,330
Catalent Pharma Solutions, Inc.	3.750			05-20-21	212,411	214,889
Checkout Holding Corp.	4.500			04-09-21	372,450	336,136
Dell International LLC	4.040			09-07-23	1,296,750	1,304,660
Doncasters US Finance LLC	4.500			04-09-20	1,574,343	1,557,624
Dynegy, Inc.	5.000			06-27-23	870,000	878,639
Eastman Kodak Company	7.250			09-03-19	434,124	434,667
ExGen Texas Power LLC	5.750			09-16-21	689,418	488,797
Freedom Mortgage Corp.	6.862			02-26-22	895,000	906,188
Gardner Denver, Inc.	4.558			07-30-20	2,459,387	2,453,239
Gates Global LLC	4.250			07-06-21	1,565,393	1,676,138
Grifols Worldwide Operations USA, Inc. (T)			TBD	01-31-25	700,000	702,296
Jazz Acquisition, Inc.	4.500			06-19-21	609,849	589,010
KAR Auction Services, Inc.	4.500			03-09-23	709,638	718,068
Key Safety Systems, Inc.	5.540			08-29-21	1,208,200	1,219,980
Landry's, Inc.	4.029			10-04-23	985,000	995,057
Level 3 Financing, Inc. (T)			TBD	02-14-24	1,420,000	1,426,589
LSC Communications, Inc.	7.000			09-30-22	1,467,385	1,474,722
Micron Technology, Inc.	4.540			04-26-22	500,000	506,290
Mohegan Tribal Gaming Authority (T)			TBD	09-28-23	2,493,750	2,511,555
Moran Foods LLC	7.000			12-05-23	1,405,000	1,392,706
National Mentor Holdings, Inc.	4.250			01-31-21	391,370	391,492
Neiman Marcus Group, Ltd. LLC	4.250			10-25-20	1,238,511	996,580
PetSmart, Inc.	4.000			03-11-22	1,328,350	1,307,588
Rackspace Hosting, Inc.	4.535			11-03-23	989,000	999,513
Select Medical Corp. (T)			TBD	01-26-24	1,200,000	1,204,500
Select Medical Corp.	6.011			03-03-21	1,191,000	1,191,000
Shearer's Foods LLC	4.938			06-30-21	219,938	220,487
Sprint Communications, Inc.	3.313			02-02-24	500,000	500,715
SUPERVALU, Inc.	5.500			03-21-19	179,709	181,056
Surgery Center Holdings, Inc.	4.750			11-03-20	1,078,006	1,084,075
TerraForm AP Acquisition Holdings LLC	5.500			06-26-22	639,931	641,531
The Goodyear Tire & Rubber Company	3.780			04-30-19	433,333	433,333
TransDigm, Inc.	3.984			06-04-21	979,900	983,398

SEE NOTES TO FUND'S INVESTMENTS7

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Twin River Management Group, Inc.	4.500		07-10-20	1,316,290	$1,333,573
Collateralized mortgage obligations 4.0%					$13,171,400
(Cost $12,917,473)
United States 4.0%					13,171,400
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.596		04-14-33	2,000,000	1,888,195
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.393		05-15-29	250,000	247,340
Series 2015-JWRZ, Class GL2 (P) (S)	4.131		05-15-29	1,250,000	1,252,346
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	500,000	490,769
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (P) (S)	4.021		02-13-32	1,500,000	1,503,753
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-34	1,000,000	987,809
Great Wolf Trust Series 2015-WOLF, Class E (P) (S)	5.220		05-15-34	2,000,000	2,032,454
GS Mortgage Securities Corp. Trust
Series 2016-ICE2, Class E (P) (S)	9.270		02-15-33	1,360,000	1,414,420
Series 2016-RENT, Class E (P) (S)	4.067		02-10-29	1,360,000	1,335,615
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.427		08-05-34	135,000	133,984
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	1,110,000	1,082,002
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.341		11-15-29	803,427	802,713
Asset backed securities 0.8%					$2,508,828
(Cost $2,511,632)
United States 0.8%					2,508,828
DRIVEN BRANDS FUNDING LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	873,938	840,031
VB-S1 Issuer LLC Series 2016-1A, Class F (S)	6.901		06-15-46	1,000,000	1,031,503
Westgate Resorts LLC Series 2015-2A, Class B (S)	4.000		07-20-28	638,591	637,294
				Shares	Value
Common stocks 0.6%					$1,826,363
(Cost $5,391,592)
Colombia 0.2%					661,191
Pacific Exploration and Production Corp. (I)				17,041	661,191
United States 0.4%					1,165,172
Energy XXI Gulf Coast, Inc. (I)				11,686	379,795
Halcon Resources Corp. (I)				20,409	165,313
SandRidge Energy, Inc. (I)				33,070	620,064
Preferred securities 1.8%					$5,898,216
(Cost $5,719,460)
Israel 0.1%					336,550
Teva Pharmaceutical Industries, Ltd., 7.000%				530	336,550
United States 1.7%					5,561,666
Allergan PLC, 5.500%				731	627,037
American Tower Corp., 5.250%				7,100	772,906
DTE Energy Company, 6.500%				11,530	622,620

8SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

				Shares	Value
United States (continued)
	GMAC Capital Trust I, 6.824% (P)			91,170	$2,344,892
	Kinder Morgan, Inc., 9.750%			12,500	608,750
	NextEra Energy, Inc., 6.123%			11,190	585,461
Warrants 0.0%					$11,033
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				5,544	11,033
				Shares/Par	Value
Purchased options 0.0%					$42,166
(Cost $99,423)
Put options 0.0%					42,166
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)				2,500,000	2,867
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)				2,500,000	27,653
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike Price: $1.20; Counterparty: RBC Dominion Securities, Inc.) (I)				2,000,000	11,646
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%					$12,906,000
(Cost $12,906,000)
U.S. Government Agency 3.7%					12,179,000
Federal Agricultural Mortgage Corp. Discount Note	0.350		03-01-17	12,179,000	12,179,000
				Par value^	Value
Repurchase agreement 0.2%					$727,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $727,002 on 3-1-17, collateralized by $695,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-17 (valued at $743,246, including interest)				727,000	727,000
Total investments (Cost $323,972,751)† 99.0%					$325,246,057
Other assets and liabilities, net 1.0%					$3,122,033
Total net assets 100.0%					$328,368,090

SEE NOTES TO FUND'S INVESTMENTS9

Global Short Duration Credit Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,785,422 or 31.0% of the fund's net assets as of 2-28-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $325,714,442. Net unrealized depreciation aggregated to $468,385, of which $9,059,094 related to appreciated investment securities and $9,527,479 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 2-28-17:

Consumer discretionary	13.3%
Materials	10.8%
Energy	10.6%
Financials	10.6%
Telecommunication services	7.8%
Real Estate	7.2%
Industrials	7.0%
Health care	7.0%
Information technology	5.9%
Utilities	4.8%
Collateralized mortgage obligations	4.0%
Consumer staples	3.6%
Foreign government obligations	1.7%
Asset backed securities	0.8%
Short-term investments and other	4.9%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	2,803,700	EUR	2,000,000	Royal Bank of Canada	3/15/2017	—	($8,868)	($8,868)
CAD	913,633	USD	700,000	Bank of Montreal	3/15/2017	—	(12,067)	(12,067)
EUR	2,000,000	CAD	2,791,716	Toronto Dominion Bank	3/15/2017	$17,893	—	17,893
USD	700,000	CAD	919,858	Bank of Montreal	3/15/2017	7,379	—	7,379
USD	9,069	CAD	11,985	State Street Bank and Trust Company	3/15/2017	45	—	45
USD	2,708,042	EUR	2,533,802	JPMorgan Chase Bank N.A.	3/15/2017	22,266	—	22,266
						$47,583	($20,935)	$26,648

Derivatives currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$233,961,089	—	$233,961,089	—
Capital preferred securities	746,000	—	746,000	—
Foreign government obligations	5,718,718	—	5,718,718	—
Term loans	48,456,244	—	48,456,244	—
Collateralized mortgage obligations	13,171,400	—	13,171,400	—
Asset backed securities	2,508,828	—	2,508,828	—
Common stocks	1,826,363	$1,826,363	—	—
Preferred securities	5,898,216	5,898,216	—	—
Warrants	11,033	11,033	—	—
Purchased options	42,166	—	42,166	—
Short-term investments	12,906,000	—	12,906,000	—
Total investments in securities	$325,246,057	$7,735,612	$317,510,445	—
Other financial instruments:
Forward foreign currency contracts	$26,648	—	$26,648	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       12

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2017, the fund had $2,624,758 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2017, the fund used purchased options manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q3	02/17
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		4/17

John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsESG Core Bond Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 47.5%					$7,212,508
(Cost $7,144,801)
Consumer discretionary 3.0%					462,514
Automobiles 1.3%
Ford Motor Credit Company LLC	3.157		08-04-20	200,000	203,704
Media 1.7%
Comcast Corp.	3.600		03-01-24	250,000	258,810
Consumer staples 3.9%					592,471
Beverages 1.2%
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26	185,000	187,700
Food and staples retailing 2.7%
CVS Health Corp.	2.800		07-20-20	150,000	152,463
Unilever Capital Corp.	2.200		03-06-19	250,000	252,308
Energy 3.7%					558,572
Oil, gas and consumable fuels 3.7%
Shell International Finance BV	3.250		05-11-25	300,000	302,627
Statoil ASA	2.900		11-08-20	250,000	255,945
Financials 18.1%					2,753,992
Banks 11.6%
Citigroup, Inc.	2.900		12-08-21	150,000	150,514
JPMorgan Chase & Co.	3.300		04-01-26	300,000	296,237
Royal Bank of Canada	2.200		07-27-18	250,000	251,985
The Bank of New York Mellon Corp.	3.550		09-23-21	265,000	276,548
The Bank of Nova Scotia	2.050		10-30-18	250,000	251,680
The Toronto-Dominion Bank	2.250		11-05-19	285,000	287,488
Westpac Banking Corp.	1.650		05-13-19	245,000	243,349
Capital markets 3.7%
BNP Paribas SA	2.700		08-20-18	250,000	253,305
Morgan Stanley	2.625		11-17-21	150,000	148,790
The Goldman Sachs Group, Inc.	2.550		10-23-19	160,000	161,668
Insurance 1.2%
Marsh & McLennan Companies, Inc.	2.750		01-30-22	180,000	180,888
Thrifts and mortgage finance 1.6%
American Express Credit Corp.	2.125		03-18-19	250,000	251,540
Health care 6.9%					1,040,480
Health care equipment and supplies 1.7%
Medtronic, Inc.	3.150		03-15-22	250,000	257,024
Health care providers and services 1.7%
UnitedHealth Group, Inc.	3.350		07-15-22	250,000	259,612
Pharmaceuticals 3.5%
Merck & Company, Inc.	2.400		09-15-22	260,000	258,338
Sanofi	4.000		03-29-21	250,000	265,506
Industrials 6.1%					932,362
Industrial conglomerates 1.8%
General Electric Company	4.625		01-07-21	250,000	273,241
Machinery 3.3%
Caterpillar Financial Services Corp.	1.350		05-18-19	250,000	247,804
Deere & Company	2.600		06-08-22	255,000	255,908

2SEE NOTES TO FUND'S INVESTMENTS

ESG Core Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 1.0%
CSX Corp.	3.700		11-01-23	150,000	$155,409
Information technology 3.7%					554,775
Software 2.0%
Oracle Corp.	2.400		09-15-23	310,000	303,069
Technology hardware, storage and peripherals 1.7%
Apple, Inc.	2.850		02-23-23	250,000	251,706
Telecommunication services 2.1%					317,342
Diversified telecommunication services 2.1%
AT&T, Inc.	4.125		02-17-26	150,000	152,282
Verizon Communications, Inc.	5.150		09-15-23	150,000	165,060
Municipal bonds 31.3%					$4,758,350
(Cost $4,720,343)
Arizona Department of Transportation State Highway Fund Revenue	1.631		07-01-18	350,000	351,628
City of New York	2.260		03-01-22	385,000	382,386
Gateway School District Alleghany County	1.887		07-15-22	325,000	311,087
Kent City School District	5.000		12-01-20	350,000	386,596
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150		05-01-25	350,000	328,937
New York State Urban Development Corp.	2.000		03-15-19	355,000	357,432
Port Authority of New York & New Jersey	4.875		09-15-17	370,000	377,049
Texas A&M University	3.231		05-15-27	350,000	354,764
Texas State University System	3.277		03-15-27	370,000	373,696
University of California	2.253		05-15-20	390,000	393,452
University of Massachusetts Building Authority	1.580		11-01-18	360,000	361,339
University of North Texas	3.357		04-15-27	375,000	379,076
University of Pittsburgh-of the Commonwealth System of Higher Education	1.829		09-15-19	400,000	400,908
U.S. Government and Agency obligations 18.3%					$2,777,579
(Cost $2,772,487)
U.S. Government 18.3%					2,777,579
U.S. Treasury Note	0.625		09-30-17	400,000	399,656
U.S. Treasury Note	0.625		04-30-18	445,000	442,966
U.S. Treasury Note	1.000		09-30-19	400,000	395,984
U.S. Treasury Note	1.250		11-30-18	375,000	375,469
U.S. Treasury Note	1.500		01-31-19	500,000	502,539
U.S. Treasury Note	2.125		05-15-25	250,000	246,465
U.S. Treasury Note	2.750		11-15-23	400,000	414,500
			Yield (%)	Shares	Value
Short-term investments 2.5%					$384,321
(Cost $384,321)
Money market funds 2.5%					384,321
JPMorgan U.S. Government Money Market Fund, Institutional Class			0.4700(Y)	384,321	384,321
Total investments (Cost $15,021,952)† 99.6%					$15,132,758
Other assets and liabilities, net 0.4%					$65,083
Total net assets 100.0%					$15,197,841

SEE NOTES TO FUND'S INVESTMENTS3

ESG Core Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(Y)	The rate shown is the annualized seven-day yield as of 2-28-17.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $15,030,123. Net unrealized appreciation aggregated to $102,635, of which $103,117 related to appreciated investment securities and $482 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	468Q3	02/17
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		4/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:

/s/ Andrew Arnott

____________________________

Andrew Arnott

President

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

____________________________

Andrew Arnott

President

Date: April 19, 2017

By:

/s/ Charles A. Rizzo

____________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2017